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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                      Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fundamental Growth Fund

 Schedule of Investments 6/29/12

 Shares

 Value

 COMMON STOCKS - 97.9%

 Energy - 8.4%

 Oil & Gas Equipment & Services - 2.5%

 337,700

 National Oilwell Varco, Inc.

 $

 21,761,388

 Integrated Oil & Gas - 4.5%

 316,050

 Exxon Mobil Corp.

 $

 27,044,398

 137,900

 Occidental Petroleum Corp.

 11,827,683

 $

 38,872,081

 Oil & Gas Exploration & Production - 1.4%

 365,250

 Southwestern Energy Co. *

 $

 11,662,432

 Total Energy

 $

 72,295,901

 Materials - 6.5%

 Fertilizers & Agricultural Chemicals - 1.1%

 115,905

 Monsanto Co.

 $

 9,594,616

 Industrial Gases - 2.5%

 201,970

 Praxair, Inc.

 $

 21,960,198

 Specialty Chemicals - 1.8%

 222,650

 Ecolab, Inc.

 $

 15,258,204

 Gold - 1.1%

 188,730

 Newmont Mining Corp.

 $

 9,155,292

 Total Materials

 $

 55,968,310

 Capital Goods - 8.1%

 Aerospace & Defense - 3.0%

 336,955

 United Technologies Corp.

 $

 25,450,211

 Industrial Conglomerates - 3.1%

 297,795

 3M Co.

 $

 26,682,432

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 89,200

 Cummins, Inc.

 $

 8,644,372

 Trading Companies & Distributors - 1.0%

 44,800

 WW Grainger, Inc.

 $

 8,567,552

 Total Capital Goods

 $

 69,344,567

 Transportation - 2.6%

 Air Freight & Logistics - 2.6%

 283,830

 United Parcel Service, Inc. (Class B)

 $

 22,354,451

 Total Transportation

 $

 22,354,451

 Consumer Services - 3.4%

 Restaurants - 3.4%

 540,500

 Starbucks Corp.

 $

 28,819,460

 Total Consumer Services

 $

 28,819,460

 Media - 2.1%

 Movies & Entertainment - 2.1%

 369,150

 The Walt Disney Co.

 $

 17,903,775

 Total Media

 $

 17,903,775

 Retailing - 4.5%

 Apparel Retail - 4.5%

 623,540

 Ross Stores, Inc.

 $

 38,952,544

 Total Retailing

 $

 38,952,544

 Food & Staples Retailing - 4.2%

 Drug Retail - 3.0%

 549,950

 CVS Caremark Corp.

 $

 25,699,164

 Food Retail - 1.2%

 109,300

 Whole Foods Market, Inc.

 $

 10,418,476

 Total Food & Staples Retailing

 $

 36,117,640

 Food, Beverage & Tobacco - 9.9%

 Soft Drinks - 5.6%

 142,750

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 12,740,438

 453,440

 The Coca-Cola Co.

 35,454,474

 $

 48,194,912

 Tobacco - 4.3%

 422,800

 Philip Morris International, Inc.

 $

 36,893,528

 Total Food, Beverage & Tobacco

 $

 85,088,440

 Household & Personal Products - 0.8%

 Household Products - 0.8%

 114,700

 The Procter & Gamble Co.

 $

 7,025,375

 Total Household & Personal Products

 $

 7,025,375

 Health Care Equipment & Services - 6.2%

 Health Care Equipment - 3.4%

 174,445

 Baxter International, Inc.

 $

 9,271,752

 375,750

 Covidien Plc

 20,102,625

 $

 29,374,377

 Health Care Services - 2.8%

 244,550

 DaVita, Inc. *

 $

 24,017,256

 Total Health Care Equipment & Services

 $

 53,391,633

 Pharmaceuticals, Biotechnology & Life Sciences - 6.2%

 Biotechnology - 1.2%

 59,396

 Celgene Corp. *

 $

 3,810,847

 113,800

 Vertex Pharmaceuticals, Inc. *

 6,363,696

 $

 10,174,543

 Pharmaceuticals - 2.8%

 259,150

 Allergan, Inc.

 $

 23,989,516

 Life Sciences Tools & Services - 2.2%

 368,280

 Thermo Fisher Scientific, Inc.

 $

 19,117,415

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 53,281,474

 Diversified Financials - 1.5%

 Specialized Finance - 1.5%

 91,065

 IntercontinentalExchange, Inc. *

 $

 12,383,019

 Total Diversified Financials

 $

 12,383,019

 Insurance - 1.4%

 Property & Casualty Insurance - 1.4%

 591,080

 The Progressive Corp.

 $

 12,312,196

 Total Insurance

 $

 12,312,196

 Software & Services - 17.7%

 Internet Software & Services - 4.1%

 60,230

 Google, Inc. *

 $

 34,937,616

 Data Processing & Outsourced Services - 4.8%

 95,070

 Mastercard, Inc.

 $

 40,890,558

 Systems Software - 8.8%

 1,364,940

 Microsoft Corp.

 $

 41,753,515

 1,145,470

 Oracle Corp.

 34,020,459

 $

 75,773,974

 Total Software & Services

 $

 151,602,148

 Technology Hardware & Equipment - 11.3%

 Communications Equipment - 4.5%

 523,350

 Juniper Networks, Inc. *

 $

 8,535,838

 537,410

 Qualcomm, Inc.

 29,922,989

 $

 38,458,827

 Computer Hardware - 6.8%

 99,415

 Apple, Inc. *

 $

 58,058,359

 Total Technology Hardware & Equipment

 $

 96,517,186

 Semiconductors & Semiconductor Equipment - 3.1%

 Semiconductor Equipment - 2.0%

 341,850

 ASML Holding NV (A.D.R.)

 $

 17,577,927

 Semiconductors - 1.1%

 273,200

 Xilinx, Inc.

 $

 9,171,324

 Total Semiconductors & Semiconductor Equipment

 $

 26,749,251

 TOTAL COMMON STOCKS

 (Cost $678,610,532)

 $

 840,107,370

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 1.7%

 Repurchase Agreements - 1.7%

 14,240,000

 TD Securities, Inc., 0.14%, dated 6/29/12, repurchase price of

 $14,240,000 plus accrued interest on 7/2/12 collateralized by $14,524,914

 U.S. Treasury Bond, 4.5%, 5/15/38

 $

 14,240,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $14,240,000)

 $

 14,240,000

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 $

 854,347,370

 (Cost $692,850,531) (a)

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 3,812,577

 TOTAL NET ASSETS - 100.0%

 $

 858,159,947

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At June 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $694,045,444 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 167,173,354

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (6,871,428)

 Net unrealized gain

 $

 160,301,926

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
840,107,370

$
-

$
-

$
840,107,370

 Repurchase Agreements

-

14,240,000

-

14,240,000

 Total

$
840,107,370

$
14,240,000

$
-

$
854,347,370

 Pioneer Absolute Return Credit Fund

 Schedule of Investments 6/29/12

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 4.6%

 Energy - 0.6%

 Oil & Gas Exploration & Production - 0.3%

 100,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.25%, 12/15/38

 $

 80,375

 100,000

 NR/NR

 Stone Energy Corp., 1.75%, 3/1/17 (144A)

 92,000

 $

 172,375

 Oil & Gas Storage & Transportation - 0.2%

 100,000

 NR/NR

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 93,697

 Coal & Consumable Fuels - 0.1%

 223,000

 CCC-/B2

 James River Coal Co., 3.125%, 3/15/18

 $

 62,719

 Total Energy

 $

 328,791

 Capital Goods - 0.7%

 Electrical Components & Equipment - 0.1%

 100,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 97,375

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 100,000

 NR/NR

 Greenbrier Companies, Inc., 3.5%, 4/1/18

 $

 88,125

 185,000

 B-/NR

 Meritor, Inc., 4.625%, 3/1/26 (Step)

 160,719

 100,000

 B-/NR

 Navistar International Corp., 3.0%, 10/15/14

 93,250

 $

 342,094

 Total Capital Goods

 $

 439,469

 Health Care Equipment & Services - 0.3%

 Health Care Equipment - 0.2%

 100,000

 NR/NR

 NuVasive, Inc., 2.75%, 7/1/17

 $

 98,625

 Health Care Technology - 0.1%

 100,000

 NR/NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 93,289

 Total Health Care Equipment & Services

 $

 191,914

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Biotechnology - 0.4%

 50,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32 (144A)

 $

 90,188

 130,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 140,400

 $

 230,588

 Pharmaceuticals - 0.2%

 145,000

 NR/NR

 Medicis Pharmaceutical Corp., 1.375%, 6/1/17

 $

 143,731

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 374,319

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 115,000

 B+/NR

 DFC Global Corp., 3.25%, 4/15/17 (144A)

 $

 122,000

 Total Diversified Financials

 $

 122,000

 Software & Services - 0.5%

 Application Software - 0.3%

 175,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 186,594

 Systems Software - 0.2%

 100,000

 NR/NR

 Rovi Corp., 2.625%, 2/15/40

 $

 96,250

 Total Software & Services

 $

 282,844

 Technology Hardware & Equipment - 0.4%

 Computer Storage & Peripherals - 0.2%

 100,000

 BB/NR

 SanDisk Corp., 1.5%, 8/15/17

 $

 102,875

 Electronic Components - 0.2%

 180,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 128,925

 Total Technology Hardware & Equipment

 $

 231,800

 Semiconductors & Semiconductor Equipment - 1.2%

 Semiconductor Equipment - 0.4%

 125,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 123,281

 100,000

 NR/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 122,875

 $

 246,156

 Semiconductors - 0.8%

 50,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 56,562

 30,000

 A-/A2

 Intel Corp., 3.25%, 8/1/39

 40,388

 55,000

 NR/NR

 JA Solar Holdings Co, Ltd., 4.5%, 5/15/13

 50,325

 50,000

 NR/NR

 JinkoSolar Holding Co, Ltd., 4.0%, 5/15/16 (144A)

 23,688

 150,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 72,375

 250,000

 NR/NR

 SunPower Corp., 4.75%, 4/15/14

 223,125

 $

 466,463

 Total Semiconductors & Semiconductor Equipment

 $

 712,619

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 100,000

 B/NR

 Ciena Corp., 0.875%, 6/15/17

 $

 85,500

 Total Telecommunication Services

 $

 85,500

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $2,984,763)

 $

 2,769,256

 PREFERRED STOCKS - 1.3%

 Banks - 0.4%

 Diversified Banks - 0.4%

 2,250

 6.50

 BBB+/A3

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 $

 64,305

 6,000

 6.00

 BBB+/A3

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 164,280

 $

 228,585

 Total Banks

 $

 228,585

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.5%

 5,125

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 139,861

 7,750

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 186,388

 $

 326,249

 Consumer Finance - 0.2%

 100

 CCC+/B3

 Ally Financial, Inc., 7.0%, 12/31/99 (Perpetual) (144A)

 $

 89,097

 Total Diversified Financials

 $

 415,346

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.2%

 4,400

 BBB-/Baa3

 Qwest Corp., 7.375%, 6/1/51

 $

 116,468

 Total Telecommunication Services

 $

 116,468

 TOTAL PREFERRED STOCKS

 (Cost $723,902)

 $

 760,399

 CONVERTIBLE PREFERRED STOCKS - 0.2%

 Banks - 0.2%

 Diversified Banks - 0.2%

 100

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)

 $

 112,500

 Total Banks

 $

 112,500

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $100,637)

 $

 112,500

 ASSET BACKED SECURITIES - 1.2%

 Banks - 1.1%

 Thrifts & Mortgage Finance - 1.1%

 85,000

 1.30

 BB/A2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/34

 $

 59,947

 100,000

 BB/NR

 CarNow Auto Receivables Trust, 6.9%, 11/15/16 (144A)

 99,996

 77,900

 A/B2

 Citicorp Residential Mortgage Securities, Inc., 5.836%, 7/25/36 (Step)

 77,625

 125,000

 A/B2

 Citicorp Residential Mortgage Securities, Inc., 5.892%, 3/25/37 (Step)

 120,820

 125,000

 A/B1

 Citicorp Residential Mortgage Securities, Inc., 5.939%, 7/25/36 (Step)

 118,921

 37,463

 4.46

 BBB/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35

 36,166

 106,524

 0.42

 NR/Caa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/36 (144A)

 83,388

 22,822

 BBB/NR

 Mid-State Trust, 7.0%, 12/15/45 (144A)

 23,663

 33,877

 0.49

 B-/B3

 RASC Trust, Floating Rate Note, 11/25/35

 31,077

 10,546

 B+/Baa2

 Structured Asset Securities Corp., 4.51%, 2/25/35 (Step)

 10,560

 $

 662,163

 Total Banks

 $

 662,163

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 76,403

 BB/NR

 Sierra Receivables Funding Co LLC, 9.31%, 7/20/28 (144A)

 $

 76,390

 Total Diversified Financials

 $

 76,390

 TOTAL ASSET BACKED SECURITIES

 (Cost $718,723)

 $

 738,553

 COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%

 Banks - 2.6%

 Thrifts & Mortgage Finance - 2.6%

 215,351

 2.69

 A/NR

 Banc of America Funding Corp., Floating Rate Note, 11/20/34

 $

 164,494

 3,884

 0.32

 B+/B2

 Banc of America Funding Corp., Floating Rate Note, 5/20/47

 3,873

 200,000

 5.03

 NR/Aa1

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 9/20/51 (144A)

 197,018

 80,862

 NR/Baa1

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34

 86,430

 100,000

 NR/Baa3

 Commercial Mortgage Pass Through Certificates, 5.949%, 6/9/28 (144A)

 101,259

 78,869

 0.42

 A+/A1

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/15/22 (144A)

 74,954

 100,000

 5.97

 NR/A2

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 7/10/46 (144A)

 108,752

 121,552

 AAA/Ba1

 Countrywide Alternative Loan Trust, 5.75%, 3/25/34

 120,033

 61,273

 5.60

 AAA/NR

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 1/25/33

 62,081

 100,000

 NR/NR

 GS Mortgage Securities Corp II, 4.209%, 2/10/21 (144A)

 99,830

 89,972

 CCC/NR

 GSR Mortgage Loan Trust, 6.0%, 2/25/36

 84,232

 118,322

 5.25

 BB+/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 7/25/35

 115,447

 24,522

 2.56

 CCC/B1

 JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35

 24,304

 20,715

 CC/Caa2

 Structured Asset Securities Corp., 6.0%, 8/25/35

 17,643

 100,000

 NR/Ba2

 Wells Fargo Commercial Mortgage Trust, 4.0%, 11/15/43 (144A)

 73,349

 18,810

 NR/B3

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 5/25/36

 18,047

 49,941

 2.63

 BBB-/B1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/35

 48,812

 50,000

 BBB/NR

 WFDB Commercial Mortgage Trust, 5.914%, 7/5/24 (144A)

 51,483

 100,000

 5.65

 NR/Baa3

 WF-RBS Commercial Mortgage Trust, Floating Rate Note, 2/15/44 (144A)

 89,372

 50,000

 5.42

 NR/Baa1

 WF-RBS Commercial Mortgage Trust, Floating Rate Note, 6/15/44 (144A)

 45,454

 $

 1,586,867

 Total Banks

 $

 1,586,867

 Diversified Financials - 1.3%

 Other Diversified Financial Services - 0.8%

 113,538

 5.45

 NR/A2

 DBUBS Mortgage Trust, Floating Rate Note, 7/10/44 (144A)

 $

 114,083

 100,000

 0.94

 BBB+/Baa2

 Morgan Stanley Capital I, Inc., Floating Rate Note, 12/15/20 (144A)

 91,738

 105,000

 7.35

 B+/Ba3

 Morgan Stanley Capital I, Inc., Floating Rate Note, 7/15/32 (144A)

 106,716

 84,413

 AAA/NR

 RALI Trust, 6.0%, 10/25/34

 85,043

 100,000

 8.11

 NR/NR

 Vericrest Opportunity Loan Transferee, Floating Rate Note, 3/25/49 (144A)

 100,592

 $

 498,172

 Specialized Finance - 0.2%

 125,000

 6.01

 BB+/NR

 CW Capital Cobalt, Ltd., Floating Rate Note, 5/15/46

 $

 117,753

 Consumer Finance - 0.1%

 73,546

 4.94

 CCC/NR

 GMAC Mortgage Corp Loan Trust, Floating Rate Note, 5/25/35

 $

 67,692

 Investment Banking & Brokerage - 0.2%

 125,000

 5.94

 BB+/Baa3

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 9/11/38

 $

 107,507

 Total Diversified Financials

 $

 791,124

 Real Estate - 0.1%

 Mortgage REIT's - 0.1%

 62,974

 2.74

 AAA/Caa1

 American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45

 $

 51,317

 Total Real Estate

 $

 51,317

 Government - 0.1%

 Government - 0.1%

 350,000

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 $

 30,054

 Total Government

 $

 30,054

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $2,394,344)

 $

 2,459,362

 CORPORATE BONDS - 60.9%

 Energy - 7.7%

 Oil & Gas Drilling - 0.5%

 100,000

 CCC+/Caa2

 Ocean Rig UDW, Inc., 9.5%, 4/27/16

 $

 96,500

 100,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

 108,500

 80,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15 (144A)

 86,800

 $

 291,800

 Oil & Gas Equipment & Services - 0.6%

 100,000

 B+/B1

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 $

 95,500

 123,000

 B/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 117,772

 100,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

 94,500

 50,000

 BB/Ba3

 Oil States International, Inc., 6.5%, 6/1/19

 52,000

 $

 359,772

 Oil & Gas Exploration & Production - 4.3%

 100,000

 B-/B3

 Chaparral Energy, Inc., 8.25%, 9/1/21

 105,750

 205,000

 B-/B3

 Comstock Resources, Inc., 9.5%, 6/15/20

 201,925

 100,000

 BB+/B1

 Concho Resources, Inc., 6.5%, 1/15/22

 104,000

 100,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 109,500

 100,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20 (144A)

 103,625

 250,000

 B-/B3

 EV Energy Partners LP, 8.0%, 4/15/19

 248,125

 200,000

 CCC+/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 190,500

 150,000

 CCC+/B3

 Halcon Resources Corp., 9.75%, 7/15/20 (144A)

 $

 147,969

 100,000

 B-/Caa1

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19 (144A)

 103,000

 100,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

 96,750

 150,000

 BBB-/Ba1

 Newfield Exploration Co., 5.625%, 7/1/24

 153,375

 200,000

 B-/Caa1

 Northern Oil and Gas, Inc., 8.0%, 6/1/20 (144A)

 199,000

 200,000

 B/B3

 Oasis Petroleum, Inc., 6.875%, 1/15/23

 200,750

 100,000

 B/B3

 Penn Virginia Corp., 7.25%, 4/15/19

 82,500

 60,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 59,700

 115,000

 CCC/B3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 88,550

 90,000

 B/B1

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 89,550

 100,000

 B/B3

 Stone Energy Corp., 8.625%, 2/1/17

 101,500

 100,000

 B-/Caa1

 Venoco, Inc., 8.875%, 2/15/19

 91,000

 100,000

 B/B3

 W&T Offshore, Inc., 8.5%, 6/15/19

 103,250

 $

 2,580,319

 Oil & Gas Storage & Transportation - 1.9%

 325,000

 B+/B1

 Copano Energy LLC, 7.125%, 4/1/21

 $

 334,750

 200,000

 BBB-/Baa3

 DCP Midstream Operating LP, 4.95%, 4/1/22

 205,268

 100,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 100,000

 200,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 205,605

 95,000

 BB/Ba3

 MarkWest Energy Partners LP, 6.25%, 6/15/22

 97,850

 100,000

 BBB/Baa2

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 103,104

 100,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 124,134

 $

 1,170,711

 Coal & Consumable Fuels - 0.4%

 100,000

 B-/B3

 Arch Coal, Inc., 7.25%, 6/15/21

 $

 83,750

 250,000

 B-/B2

 James River Coal Co., 7.875%, 4/1/19

 126,250

 75,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 65,812

 $

 275,812

 Total Energy

 $

 4,678,414

 Materials - 5.9%

 Commodity Chemicals - 0.5%

 200,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 $

 204,000

 100,000

 BB/Ba2

 NOVA Chemicals Corp., 7.875%, 9/15/25

 101,296

 $

 305,296

 Diversified Chemicals - 0.6%

 125,000

 BB-/Ba3

 Celanese US Holdings LLC, 5.875%, 6/15/21

 $

 134,062

 175,000

 CCC+/Caa1

 INEOS Group Holdings SA, 8.5%, 2/15/16 (144A)

 160,562

 90,000

 B/B2

 Kinove German Bondco GmbH, 9.625%, 6/15/18 (144A)

 92,700

 $

 387,324

 Metal & Glass Containers - 1.2%

 130,000

 B-/B3

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 135,200

 111,858

 B-/Caa1

 ARD Finance SA, 11.125%, 6/1/18 (144A) (PIK)

 104,028

 EURO

 100,000

 B-/B3

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

 122,778

 EURO

 150,000

 BB-/Ba3

 Ardagh Packaging Finance Plc, 7.375%, 10/15/17 (144A)

 199,356

 EURO

 100,000

 BB+/Ba2

 OI European Group BV, 6.75%, 9/15/20 (144A)

 133,853

 $

 695,215

 Paper Packaging - 0.6%

 200,000

 B+/Ba3

 Cascades, Inc., 7.875%, 1/15/20

 $

 200,000

 50,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 52,500

 125,000

 BB/B1

 Sealed Air Corp., 8.125%, 9/15/19 (144A)

 139,375

 $

 391,875

 Aluminum - 0.3%

 150,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 157,904

 Diversified Metals & Mining - 1.2%

 200,000

 BBB-/Baa3

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 $

 190,569

 100,000

 CCC+/Caa1

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 62,000

 200,000

 CCC+/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

 137,000

 100,000

 NR/B2

 Molycorp, Inc., 10.0%, 6/1/20 (144A)

 99,000

 75,000

 BB-/B1

 Quadra FNX Mining, Ltd., 7.75%, 6/15/19 (144A)

 78,375

 200,000

 BB/Ba3

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 186,500

 $

 753,444

 Steel - 0.5%

 100,000

 B-/B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

 $

 96,500

 100,000

 B/B3

 JMC Steel Group, 8.25%, 3/15/18 (144A)

 99,250

 100,000

 NR/B2

 Metinvest BV, 8.75%, 2/14/18 (144A)

 91,000

 $

 286,750

 Paper Products - 1.0%

 200,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 214,000

 100,000

 CCC+/Caa2

 Exopack Holding Corp., 10.0%, 6/1/18

 100,250

 100,000

 B+/B2

 Longview Fibre Paper & Packaging, Inc., 8.0%, 6/1/16 (144A)

 100,000

 200,000

 BB/Ba2

 Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)

 189,000

 $

 603,250

 Total Materials

 $

 3,581,058

 Capital Goods - 5.0%

 Aerospace & Defense - 0.2%

 100,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 $

 85,500

 40,000

 A/A2

 United Technologies Corp., 4.5%, 6/1/42

 43,936

 $

 129,436

 Building Products - 0.7%

 200,000

 BB+/Ba3

 Building Materials Corp of America, 6.75%, 5/1/21 (144A)

 $

 214,000

 50,000

 BBB-/Ba2

 Masco Corp., 5.95%, 3/15/22

 51,469

 135,000

 BBB-/Ba2

 Masco Corp., 7.125%, 3/15/20

 148,954

 $

 414,423

 Construction & Engineering - 0.6%

 200,000

 B+/Ba3

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $

 177,000

 200,000

 B+/B1

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 190,500

 $

 367,500

 Electrical Components & Equipment - 0.5%

 200,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 206,000

 100,000

 B/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 101,000

 $

 307,000

 Industrial Conglomerates - 0.9%

 100,000

 BB-/Ba2

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 $

 102,250

 100,000

 B/NR

 Cia Latinoamericana de Infraestructura & Servicios SA, 9.5%, 12/15/16

 72,750

 200,000

 B/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 200,000

 150,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 153,375

 $

 528,375

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 100,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 101,625

 100,000

 B+/B1

 Navistar International Corp., 8.25%, 11/1/21

 95,875

 $

 197,500

 Industrial Machinery - 0.9%

 100,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 $

 92,000

 100,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 100,000

 200,000

 B+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 158,000

 198,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 155,925

 $

 505,925

 Trading Companies & Distributors - 0.9%

 200,000

 BBB-/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 200,626

 90,000

 B/B2

 Avis Budget Car Rental LLC, 8.25%, 1/15/19

 96,525

 100,000

 B-/B3

 INTCOMEX, Inc., 13.25%, 12/15/14

 100,000

 55,000

 B/B3

 UR Merger Sub Corp., 7.375%, 5/15/20 (144A)

 57,475

 100,000

 B/B3

 UR Merger Sub Corp., 7.625%, 4/15/22 (144A)

 104,750

 $

 559,376

 Total Capital Goods

 $

 3,009,535

 Commercial Services & Supplies - 0.6%

 Diversified Support Services - 0.6%

 100,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 102,000

 225,000

 B+/B1

 Iron Mountain, Inc., 7.75%, 10/1/19

 243,000

 $

 345,000

 Total Commercial Services & Supplies

 $

 345,000

 Transportation - 1.9%

 Air Freight & Logistics - 0.3%

 200,000

 B+/Ba3

 CEVA Group Plc, 8.375%, 12/1/17 (144A)

 $

 194,000

 Airlines - 0.6%

 145,572

 BBB-/Baa3

 American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21

 $

 152,850

 49,590

 BB+/Ba2

 Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17

 49,590

 49,861

 BB-/Ba1

 Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15

 50,733

 100,000

 BB+/Ba3

 Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16

 100,000

 $

 353,173

 Marine - 0.3%

 160,000

 B+/B3

 Navios South American Logistics, Inc., 9.25%, 4/15/19

 $

 147,200

 Trucking - 0.4%

 150,000

 BBB-/Baa2

 Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)

 $

 156,685

 100,000

 B/B3

 syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 99,500

 $

 256,185

 Airport Services - 0.3%

 94,000

 B/B2

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 77,080

 100,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 103,000

 $

 180,080

 Total Transportation

 $

 1,130,638

 Automobiles & Components - 1.8%

 Auto Parts & Equipment - 0.8%

 200,000

 B/Caa1

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $

 182,500

 100,000

 B+/B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 92,000

 200,000

 B/B1

 Schaeffler Finance BV, 8.5%, 2/15/19 (144A)

 213,500

 $

 488,000

 Tires & Rubber - 0.7%

 200,000

 BB-/B2

 Cooper Tire & Rubber Co., 8.0%, 12/15/19

 $

 214,000

 210,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 209,738

 $

 423,738

 Automobile Manufacturers - 0.3%

 100,000

 NR/Ba1

 Automotores Gildemeister SA, 8.25%, 5/24/21 (144A)

 $

 103,750

 100,000

 B/B2

 Chrysler Group LLC, 8.25%, 6/15/21

 102,750

 $

 206,500

 Total Automobiles & Components

 $

 1,118,238

 Consumer Durables & Apparel - 1.7%

 Homebuilding - 0.9%

 100,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 $

 104,000

 55,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.75%, 3/25/20 (144A)

 57,750

 200,000

 B/B2

 KB Home, 8.0%, 3/15/20

 204,000

 200,000

 NR/Ba3

 Urbi Desarrollos Urbanos SAB de CV, 9.5%, 1/21/20 (144A)

 209,000

 $

 574,750

 Housewares & Specialties - 0.6%

 330,000

 B-/Caa1

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (144A)

 $

 342,375

 Leisure Products - 0.2%

 EURO

 100,000

 CCC/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $

 92,400

 Total Consumer Durables & Apparel

 $

 1,009,525

 Consumer Services - 1.2%

 Casinos & Gaming - 0.9%

 295,000

 B/B3

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

 $

 207,975

 EURO

 200,000

 8.25

 BB/Ba2

 Lottomatica Group S.p.A., Floating Rate Note, 3/31/66 (144A)

 214,302

 100,000

 BB-/B1

 Scientific Games International, Inc., 9.25%, 6/15/19

 109,500

 $

 531,777

 Hotels, Resorts & Cruise Lines - 0.3%

 200,000

 B-/B2

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

 $

 206,500

 Total Consumer Services

 $

 738,277

 Media - 2.1%

 Broadcasting - 1.7%

 100,000

 BB-/B1

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 106,500

 250,000

 CCC+/B3

 Cumulus Media Holdings, Inc., 7.75%, 5/1/19

 235,625

 100,000

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17

 103,250

 EURO

 100,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 110,120

 350,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 360,500

 100,000

 CCC+/Caa2

 Univision Communications, Inc., 8.5%, 5/15/21 (144A)

 100,750

 $

 1,016,745

 Movies & Entertainment - 0.3%

 100,000

 CCC+/B3

 Production Resource Group, Inc., 8.875%, 5/1/19

 $

 75,500

 100,000

 B-/B3

 Regal Entertainment Group, 9.125%, 8/15/18

 110,000

 $

 185,500

 Publishing - 0.1%

 100,000

 B/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 $

 83,250

 Total Media

 $

 1,285,495

 Retailing - 0.6%

 Department Stores - 0.2%

 100,000

 B/NR

 Grupo Famsa SAB de CV, 11.0%, 7/20/15 (144A)

 $

 99,500

 Apparel Retail - 0.4%

 250,000

 B/B3

 Brown Shoe Co, Inc., 7.125%, 5/15/19

 $

 245,938

 Total Retailing

 $

 345,438

 Food, Beverage & Tobacco - 2.1%

 Soft Drinks - 0.1%

 35,000

 BB/Ba2

 Central American Bottling Corp., 6.75%, 2/9/22 (144A)

 $

 36,925

 Packaged Foods & Meats - 1.7%

 200,000

 BBB-/Baa3

 BRF - Brasil Foods SA, 5.875%, 6/6/22 (144A)

 $

 206,000

 200,000

 B/B3

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 176,000

 100,000

 B+/B1

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

 78,000

 100,000

 B+/B1

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 78,000

 200,000

 B+/B2

 Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

 200,500

 100,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 101,375

 200,000

 B+/B1

 Post Holdings, Inc., 7.375%, 2/15/22 (144A)

 211,000

 $

 1,050,875

 Tobacco - 0.3%

 200,000

 B/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 200,500

 Total Food, Beverage & Tobacco

 $

 1,288,300

 Health Care Equipment & Services - 3.7%

 Health Care Equipment - 0.3%

 150,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $

 159,750

 Health Care Supplies - 0.3%

 100,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $

 100,500

 100,000

 B-/Caa1

 Immucor, Inc., 11.125%, 8/15/19

 109,500

 $

 210,000

 Health Care Services - 0.6%

 100,000

 B-/Caa1

 BioScrip, Inc., 10.25%, 10/1/15

 $

 108,500

 200,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 174,000

 75,000

 CCC+/Caa1

 Rural Metro Corp., 10.125%, 7/15/19 (144A)

 72,750

 $

 355,250

 Health Care Facilities - 1.5%

 100,000

 B+/B1

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 103,000

 200,000

 B/B3

 Capella Healthcare, Inc., 9.25%, 7/1/17

 207,000

 200,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 185,500

 195,000

 BB-/B1

 Tenet Healthcare Corp., 6.25%, 11/1/18

 206,212

 100,000

 CCC+/NR

 United Surgical Partners International, Inc., 9.0%, 4/1/20 (144A)

 106,000

 130,000

 B-/B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19

 131,300

 3,000

 CCC+/Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 1,995

 $

 941,007

 Managed Health Care - 0.3%

 155,000

 BB+/Ba2

 AMERIGROUP Corp., 7.5%, 11/15/19

 $

 166,625

 Health Care Technology - 0.7%

 200,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19 (144A)

 $

 224,000

 175,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 184,625

 $

 408,625

 Total Health Care Equipment & Services

 $

 2,241,257

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.2%

 130,000

 BB/B3

 Warner Chilcott Co LLC, 7.75%, 9/15/18

 $

 139,425

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 139,425

 Banks - 2.2%

 Diversified Banks - 0.4%

 100,000

 NR/Baa2

 Bancolombia SA, 5.95%, 6/3/21

 $

 106,750

 150,000

 NR/A3

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 151,500

 $

 258,250

 Regional Banks - 1.6%

 125,000

 BB+/Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 $

 127,031

 250,000

 A/A2

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 278,047

 150,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 158,205

 400,000

 5.46

 BBB+/Baa1

 State Street Capital Trust III, Floating Rate Note, 1/29/49 (Perpetual)

 401,112

 $

 964,395

 Thrifts & Mortgage Finance - 0.2%

 100,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 99,993

 Total Banks

 $

 1,322,638

 Diversified Financials - 4.1%

 Diversified Financial Services - 1.1%

 150,000

 A-/Baa2

 Citigroup, Inc., 5.375%, 8/9/20

 $

 162,089

 200,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note, 12/15/49 (Perpetual)

 211,292

 200,000

 A/A2

 JPMorgan Chase & Co., 4.35%, 8/15/21

 211,080

 100,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 4/29/49 (Perpetual)

 109,629

 $

 694,090

 Specialized Finance - 0.7%

 200,000

 BBB/Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 197,415

 250,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 252,575

 $

 449,990

 Consumer Finance - 0.7%

 200,000

 BB+/Baa3

 Ford Motor Credit Co LLC, 7.5%, 8/1/12

 $

 200,789

 150,000

 CCC/Caa1

 Springleaf Finance Corp., 6.9%, 12/15/17

 119,718

 100,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

 82,500

 $

 403,007

 Asset Management & Custody Banks - 0.2%

 100,000

 BB+/Ba1

 Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)

 $

 104,250

 Investment Banking & Brokerage - 1.4%

 100,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 $

 67,702

 100,000

 BBB/A3

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 100,268

 150,000

 A-/Baa2

 Merrill Lynch & Co, Inc., 5.0%, 2/3/14

 155,135

 200,000

 BBB+/Baa3

 Merrill Lynch & Co, Inc., 7.75%, 5/14/38

 228,131

 150,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 152,332

 150,000

 A-/A3

 The Goldman Sachs Group, Inc., 5.25%, 7/27/21

 152,373

 $

 855,941

 Total Diversified Financials

 $

 2,507,278

 Insurance - 11.8%

 Insurance Brokers - 1.2%

 200,000

 CCC/Caa2

 Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)

 $

 207,500

 200,000

 CCC+/Caa2

 HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)

 203,750

 GBP

 100,000

 NR/Ba3

 Towergate Finance Plc, 8.5%, 2/15/18 (144A)

 145,049

 100,000

 CCC/Caa2

 USI Holdings Corp., 9.75%, 5/15/15 (144A)

 100,375

 100,000

 4.34

 CCC/Caa1

 USI Holdings Corp., Floating Rate Note, 11/15/14 (144A)

 92,750

 $

 749,424

 Multi-line Insurance - 0.8%

 300,000

 BBB/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 285,750

 225,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 200,250

 $

 486,000

 Property & Casualty Insurance - 0.7%

 100,000

 BBB/Baa2

 OneBeacon US Holdings, Inc., 5.875%, 5/15/13

 $

 102,855

 110,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 105,498

 250,000

 6.50

 BBB-/Ba1

 XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)

 203,125

 $

 411,478

 Reinsurance - 9.1%

 250,000

 14.00

 B-/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 $

 251,350

 250,000

 0.00

 NR/Ba3

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 255,975

 250,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 250,425

 250,000

 0.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 259,625

 250,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 244,400

 250,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 247,475

 250,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 247,625

 250,000

 9.97

 BB-/NR

 Loma Reinsurance, Ltd., Floating Rate Note, 12/21/12 (Cat Bond) (144A)

 249,600

 250,000

 0.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 252,850

 250,000

 10.22

 B/NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12 (Cat Bond) (144A)

 241,900

 250,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 250,275

 250,000

 12.00

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 252,125

 250,000

 11.41

 NR/B2

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 258,350

 250,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 240,625

 250,000

 0.00

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 248,150

 250,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 231,009

 300,000

 6.25

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 299,850

 250,000

 0.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 251,225

 250,000

 13.24

 B-/NR

 Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 245,300

 250,000

 9.70

 B/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 241,150

 250,000

 13.00

 NR/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 239,575

 200,000

 BBB/Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 224,027

 $

 5,482,886

 Total Insurance

 $

 7,129,788

 Real Estate - 1.0%

 Diversified REIT's - 0.6%

 100,000

 B+/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 92,000

 250,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 260,450

 $

 352,450

 Specialized REIT's - 0.4%

 100,000

 BB-/B1

 Sabra Health Care LP, 8.125%, 11/1/18

 $

 109,000

 150,000

 BBB/Baa2

 Ventas Realty LP, 4.75%, 6/1/21

 155,826

 $

 264,826

 Total Real Estate

 $

 617,276

 Software & Services - 0.2%

 Internet Software & Services - 0.2%

 100,000

 BB-/Ba2

 Equinix, Inc., 7.0%, 7/15/21

 $

 110,000

 Total Software & Services

 $

 110,000

 Technology Hardware & Equipment - 1.2%

 Communications Equipment - 0.5%

 260,000

 B/B3

 CommScope, Inc., 8.25%, 1/15/19 (144A)

 $

 274,950

 35,000

 B+/B1

 ViaSat, Inc., 6.875%, 6/15/20 (144A)

 35,350

 $

 310,300

 Computer Storage & Peripherals - 0.4%

 200,000

 BB+/Ba1

 Seagate HDD Cayman, 7.0%, 11/1/21

 $

 215,500

 Electronic Equipment Manufacturers - 0.3%

 200,000

 BB-/B2

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 200,000

 Total Technology Hardware & Equipment

 $

 725,800

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductor Equipment - 0.5%

 200,000

 BB/Ba3

 Amkor Technology, Inc., 6.625%, 6/1/21

 $

 199,500

 150,000

 B+/Caa1

 MEMC Electronic Materials, Inc., 7.75%, 4/1/19

 118,500

 $

 318,000

 Total Semiconductors & Semiconductor Equipment

 $

 318,000

 Telecommunication Services - 2.7%

 Integrated Telecommunication Services - 2.1%

 150,000

 BB/Baa3

 CenturyLink, Inc., 7.6%, 9/15/39

 $

 144,857

 220,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 224,400

 250,000

 BB/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 262,500

 155,000

 NR/Ba3

 GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)

 161,200

 125,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 117,349

 EURO

 200,000

 NR/Ba3

 Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)

 250,618

 105,000

 B+/NR

 Windstream Corp., 7.5%, 6/1/22

 108,150

 $

 1,269,074

 Wireless Telecommunication Services - 0.6%

 150,000

 B/B3

 Intelsat Jackson Holdings SA, 7.5%, 4/1/21

 $

 158,625

 100,000

 B/B2

 MetroPCS Wireless, Inc., 7.875%, 9/1/18

 103,750

 125,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)

 132,812

 $

 395,187

 Total Telecommunication Services

 $

 1,664,261

 Utilities - 2.6%

 Electric Utilities - 1.0%

 100,000

 CCC+/NR

 Cia de Transporte de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $

 45,500

 150,000

 BBB+/Baa1

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 143,289

 200,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 6.7%, 2/10/17 (144A)

 207,225

 75,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)

 78,345

 200,000

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/1/20 (144A)

 136,500

 $

 610,859

 Gas Utilities - 0.3%

 165,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 169,950

 Independent Power Producers & Energy Traders - 1.3%

 250,000

 5.75

 BB+/NR

 East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)

 $

 252,375

 100,000

 NR/B1

 Inkia Energy, Ltd., 8.375%, 4/4/21 (144A)

 103,500

 150,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 5/15/19

 151,875

 200,000

 BB-/B1

 NRG Energy, Inc., 8.25%, 9/1/20

 207,000

 100,000

 BB-/B1

 NRG Energy, Inc., 8.5%, 6/15/19

 104,500

 $

 819,250

 Total Utilities

 $

 1,600,059

 TOTAL CORPORATE BONDS

 (Cost $37,443,186)

 $

 36,905,700

 FOREIGN GOVERNMENT BONDS - 0.4%

 100,000

 B/B3

 Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)

 $

 54,500

 200,000

 BBB/Baa1

 Russian Foreign Bond - Eurobond, 5.625%, 4/4/42 (144A)

 213,960

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $289,227)

 $

 268,460

 MUNICIPAL BONDS - 1.4%

 Municipal Airport - 0.2%

 150,000

 NR/NR

 City of Charlotte North Carolina, 5.6%, 7/1/27

 $

 132,398

 Municipal Development - 0.2%

 100,000

 8.50

 NR/NR

 California State Enterprise Development Authority, Floating Rate Note, 4/1/31

 $

 114,617

 Municipal General - 0.4%

 100,000

 BB+/Ba1

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 $

 112,078

 100,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 115,352

 $

 227,430

 Municipal Medical - 0.5%

 100,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 110,394

 150,000

 A/NR

 New Hampshire Health & Education Facilities Authority, 6.5%, 1/1/41

 172,035

 $

 282,429

 Municipal Pollution - 0.1%

 100,000

 B+/B1

 County of York South Carolina, 5.7%, 1/1/24

 $

 99,566

 TOTAL MUNICIPAL BONDS

 (Cost $766,304)

 $

 856,440

 SENIOR FLOATING RATE LOAN INTERESTS - 19.5%

 Energy - 0.8%

 Oil & Gas Equipment & Services - 0.2%

 129,260

 6.25

 B/B2

 FTS International Services LLC, Term Loan, 5/6/16

 $

 118,507

 Integrated Oil & Gas - 0.1%

 85,038

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 85,038

 Oil & Gas Exploration & Production - 0.5%

 265,000

 6.50

 BB-/Ba3

 EP Energy LLC, Term Loan, 5/1/18

 $

 267,915

 Total Energy

 $

 471,460

 Materials - 1.7%

 Commodity Chemicals - 0.2%

 99,244

 6.00

 B/B2

 CPG International I, Inc., Term Loan, 1/26/17

 $

 96,267

 50,000

 5.25

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-1 Dollar Term Loan, 2/15/19

 50,125

 $

 146,392

 Diversified Chemicals - 0.4%

 135,000

 0.00

 NR/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 $

 132,368

 99,495

 5.00

 B+/B2

 Univar, Term B Loan, 2/14/17

 97,692

 $

 230,060

 Specialty Chemicals - 0.5%

 148,875

 5.75

 BB-/Ba2

 OM Group, Inc., Term B Dollar Loan, 7/5/17

 $

 148,999

 189,050

 5.00

 BB-/Ba1

 PolyOne Corp., Term Loan, 9/30/17

 189,641

 $

 338,640

 Diversified Metals & Mining - 0.2%

 99,248

 4.00

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18

 $

 99,248

 Steel - 0.2%

 149,622

 4.75

 BB/B1

 JMC Steel Group, Term Loan, 2/15/17

 $

 149,805

 Paper Products - 0.2%

 99,000

 6.50

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 99,371

 Total Materials

 $

 1,063,516

 Capital Goods - 3.6%

 Aerospace & Defense - 1.1%

 98,978

 8.75

 B+/B3

 API Technologies Corp., Term Loan, 6/1/16

 $

 98,978

 129,350

 5.75

 BB+/Ba3

 DigitalGlobe, Inc., Term Loan, 9/21/18

 128,024

 181,774

 3.50

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 162,233

 197,048

 9.25

 CCC/WR

 IAP Worldwide Services, Inc., Term Loan (First-Lien), 12/20/12

 170,446

 99,500

 6.25

 B/NR

 Sequa Corp., Tranche 1 2011 New Term Loan, 12/3/14

 99,749

 $

 659,430

 Electrical Components & Equipment - 0.1%

 96,046

 5.75

 B+/B1

 Scotsman Industries, Inc., Term Loan, 4/30/16

 $

 95,446

 Industrial Conglomerates - 0.2%

 97,808

 6.25

 B+/B2

 Pro Mach, Inc., Term Loan, 7/6/17

 $

 96,341

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 148,875

 5.50

 BB/Ba2

 Terex Corp., U.S. Term Loan, 4/28/17

 $

 149,805

 200,000

 0.00

 NR/NR

 Wastequip, Inc., 5/17/18

 199,000

 $

 348,805

 Trading Companies & Distributors - 1.6%

 1,000,000

 0.00

 BBB-/Ba2

 AWAS Aviation Capital, Ltd., 6/25/18

 $

 998,130

 Total Capital Goods

 $

 2,198,152

 Commercial Services & Supplies - 0.9%

 Commercial Printing - 0.3%

 199,494

 6.62

 BB-/Ba3

 Cenveo Corp., Term B Facility, 12/15/16

 $

 199,244

 Environmental & Facilities Services - 0.6%

 199,000

 8.75

 NR/WR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 198,005

 159,913

 5.50

 B+/B1

 WCA Waste Corp., Term Loan, 3/1/18

 159,213

 $

 357,218

 Total Commercial Services & Supplies

 $

 556,462

 Insurance - 0.2%

 Multi-line Insurance - 0.2%

 100,000

 5.75

 B+/Ba2

 AmWINS Group, Inc., 5/7/19

 $

 100,000

 Total Insurance

 $

 100,000

 Transportation - 0.3%

 Trucking - 0.3%

 84,964

 6.25

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche B Term Loan, 6/13/18

 $

 85,368

 114,549

 5.00

 BB/B1

 Swift Transportation Co., Tranche B-2 Term Loan, 12/15/17

 115,027

 $

 200,395

 Total Transportation

 $

 200,395

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.9%

 81,368

 3.50

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 $

 81,368

 197,996

 7.00

 B+/B2

 HHI Holdings LLC, Term Loan, 3/9/17

 198,986

 98,750

 5.25

 B+/NR

 Metaldyne Corp., Term Loan, 5/2/17

 98,009

 129,675

 6.75

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 126,217

 64,509

 4.25

 BB/Ba2

 Tomkins LLC, Term B-1 Loan, 9/21/16

 64,563

 $

 569,143

 Total Automobiles & Components

 $

 569,143

 Consumer Durables & Apparel - 0.3%

 Housewares & Specialties - 0.3%

 111,742

 5.25

 BB-/Ba3

 Prestige Brands, Inc., Term B Loan, 12/20/18

 $

 112,458

 49,875

 5.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 49,740

 $

 162,198

 Total Consumer Durables & Apparel

 $

 162,198

 Consumer Services - 0.9%

 Casinos & Gaming - 0.2%

 97,500

 6.00

 BB-/Ba3

 Boyd Gaming Corp., Increased Term Loan, 12/17/15

 $

 98,022

 Restaurants - 0.6%

 124,688

 6.50

 B+/NR

 Landry's, Inc., B Term Loan, 3/22/18

 $

 124,584

 124,688

 5.25

 NR/NR

 NPC International, Inc., Term Loan 2012, 12/28/18

 124,999

 53,259

 0.50

 BB-/NR

 Wendy's International, Inc., Delayed Term Loan, 5/15/19

 52,982

 66,741

 4.75

 BB-/NR

 Wendy's International, Inc., Term Loan, 4/3/19

 66,393

 $

 368,958

 Specialized Consumer Services - 0.1%

 64,838

 5.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 64,797

 Total Consumer Services

 $

 531,777

 Media - 1.3%

 Advertising - 0.3%

 198,480

 5.00

 B+/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 181,237

 Broadcasting - 0.5%

 270,000

 4.25

 NR/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 $

 267,638

 Movies & Entertainment - 0.3%

 200,000

 0.00

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 $

 200,000

 Publishing - 0.2%

 120,419

 4.50

 B+/Ba3

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 118,662

 Total Media

 $

 767,537

 Retailing - 0.9%

 Apparel Retail - 0.4%

 250,000

 4.75

 NR/Ba2

 Ascena Retail Group, Inc., Tranche B Term Loan, 5/17/18

 $

 250,469

 Computer & Electronics Retail - 0.1%

 99,000

 11.00

 B/B2

 Targus Group International, Term Loan, 5/12/16

 $

 98,752

 Home Improvement Retail - 0.2%

 99,265

 5.00

 B+/Ba3

 Hillman Group, Inc., Term Loan, 5/31/16

 $

 99,265

 Automotive Retail - 0.2%

 99,250

 7.50

 NR/B1

 Stackpole International, Term Loan, 7/8/17

 $

 99,498

 Total Retailing

 $

 547,984

 Food & Staples Retailing - 0.4%

 Food Retail - 0.4%

 250,000

 0.00

 BB-/B1

 Roundy's Supermarkets, Inc., Tranche B Term Loan, 1/24/19

 $

 250,729

 Total Food & Staples Retailing

 $

 250,729

 Food, Beverage & Tobacco - 0.7%

 Packaged Foods & Meats - 0.7%

 250,000

 6.50

 NR/NR

 Hearthside Food Solutions LLC, Term Loan A, 5/7/18

 $

 250,000

 199,242

 7.00

 B+/B1

 Pierre Foods, Inc., Loan (First Lien), 9/30/16

 200,113

 $

 450,113

 Total Food, Beverage & Tobacco

 $

 450,113

 Health Care Equipment & Services - 2.3%

 Health Care Equipment - 0.4%

 249,249

 7.00

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term B-1 Loan, 1/12/18

 $

 251,492

 Health Care Services - 0.7%

 71,802

 6.50

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 $

 64,801

 248,248

 6.75

 B+/B1

 inVentiv Health, Inc., Term B-3 Loan, 6/24/18

 232,939

 99,248

 5.75

 B+/Ba3

 Rural Metro Corp., Term Loan (First Lien), 3/28/18

 97,635

 $

 395,375

 Health Care Facilities - 0.8%

 147,221

 6.50

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 146,853

 59,700

 4.50

 BB-/Ba3

 Health Management Associates, Inc., Term B Loan, 11/1/18

 59,290

 197,500

 5.00

 B/Ba3

 IASIS Healthcare LLC, Term B Loan, 4/18/18

 194,538

 99,000

 5.50

 BB/Ba2

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 96,360

 $

 497,041

 Managed Health Care - 0.2%

 46,609

 8.50

 B+/B1

 Aveta, Inc., MMM Term Loan, 3/20/17

 $

 46,532

 46,609

 8.50

 B+/B1

 Aveta, Inc., NAMM Term Loan, 4/4/17

 46,435

 $

 92,967

 Health Care Technology - 0.2%

 149,625

 5.00

 BB-/Ba3

 Emdeon, Inc., Term B-1 Loan, 11/2/18

 $

 149,789

 Total Health Care Equipment & Services

 $

 1,386,664

 Pharmaceuticals, Biotechnology & Life Sciences - 0.7%

 Biotechnology - 0.7%

 199,000

 6.75

 BB/B1

 Alkermes, Inc., Term Loan (First Lien), 6/9/17

 $

 200,492

 98,747

 5.50

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 96,031

 124,191

 4.50

 BB-/Ba3

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 123,273

 $

 419,796

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 419,796

 Diversified Financials - 0.8%

 Other Diversified Financial Services - 0.8%

 30,416

 5.25

 B+/B1

 BNY ConvergEx Group LLC, Term Loan First Lien (EZE), 12/16/16

 $

 29,351

 69,246

 5.25

 B+/B1

 BNY ConvergEx Group LLC, Term Loan First Lien (TOP), 12/16/16

 66,822

 150,000

 7.50

 NR/B2

 HMH Holdings Delaware, Inc., Term Loan (DIP), 11/21/13

 149,250

 154,225

 7.50

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 148,442

 98,939

 5.25

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 98,970

 $

 492,835

 Total Diversified Financials

 $

 492,835

 Software & Services - 1.6%

 Data Processing & Outsourced Services - 0.1%

 99,250

 5.00

 BB+/Ba2

 NeuStar, Inc., Term Advance Loan, 10/11/18

 $

 99,374

 Application Software - 1.4%

 233,793

 7.50

 BB-/Ba3

 Allen Systems Group, Inc., Term B Loan, 11/22/15

 $

 224,441

 264,338

 8.00

 B/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 263,346

 250,000

 6.25

 B+/Ba3

 Lawson Software, Inc., Tranche B Term Loan, 3/16/18

 251,578

 98,747

 5.25

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 98,439

 $

 837,804

 Systems Software - 0.1%

 59,850

 4.00

 NR/Ba2

 Rovi Corp., Tranche B2 Term Loan, 3/30/19

 $

 59,549

 Total Software & Services

 $

 996,727

 Technology Hardware & Equipment - 0.6%

 Electronic Components - 0.4%

 250,000

 6.25

 B+/B2

 Generac Acquisition Corp., Term Loan, 5/22/19

 $

 248,958

 Technology Distributors - 0.2%

 99,750

 6.50

 B/B2

 Securus Technologies, Inc., 5/31/17

 $

 99,376

 Total Technology Hardware & Equipment

 $

 348,334

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductor Equipment - 0.2%

 139,152

 5.75

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 134,630

 Semiconductors - 0.3%

 148,882

 4.00

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 147,207

 Total Semiconductors & Semiconductor Equipment

 $

 281,837

 Telecommunication Services - 0.1%

 Wireless Telecommunication Services - 0.1%

 49,750

 4.00

 B+/Ba3

 Crown Castle International Corp., Tranche B Term Loan, 1/10/19

 $

 49,023

 Total Telecommunication Services

 $

 49,023

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $11,840,333)

 $

 11,844,682

 TEMPORARY CASH INVESTMENTS - 8.1%

 Repurchase Agreements - 8.1%

 4,895,000

 NR/Aaa

 Deutschebank AG, 0.2%, dated 6/29/12, repurchase price of $4,894,998 plus accrued interest on 7/2/12 collateralized by the following:

 $149,627 U.S. Treasury Bond, 2.0-3.375%, 11/15/26-4/15/32

 $4,843,270 U.S. Treasury Strip, 0.0-2.625%, 8/5/12-2/15/42

 $

 4,895,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $4,895,000)

 $

 4,895,000

 PURCHASED OPTIONS - 0.0%

 1,132

 S&P 500 Index, 6/12/12

 $

 9,429

 (Cost $13,200)

 TOTAL INVESTMENT IN SECURITIES - 101.7%

 $

 61,619,781

 (Cost $62,169,619) (a)

 OTHER ASSETS & LIABILITIES - (1.7)%

 $

 (1,041,055)

 TOTAL NET ASSETS - 100.0%

 $

 60,578,726

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 29, 2012, the value of these securities amounted to $21,918,187 or 36.2% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At June 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $62,156,125 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

           1,285,387

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

         (1,821,731)

 Net unrealized gain

 $

 (536,344)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 EURO

 Euro

 GBP

 British Pound Sterling

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

    Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
2,769,256

$
-

$
2,769,256

 Preferred Stocks

671,302

89,097

-

760,399

 Convertible Preferred Stocks

112,500

-

-

112,500

 Asset Backed Securities

-

738,553

-

738,553

 Collateralized Mortgage Obligations

-

2,459,362

-

2,459,362

 Corporate Bonds

-

36,905,700

-

36,905,700

 Foreign Government Bonds

-

268,460

-

268,460

 Municipal Bonds

-

856,440

-

856,440

 Senior Floating Rate Loan Interests

-

11,844,682

-

11,844,682

 Temporary Cash Investments

-

4,895,000

-

4,895,000

 Purchased Options

9,429

-

-

9,429

 Total

$
793,231

$
60,826,550

$
-

$
61,619,781

 Other Financial Instruments*

$
(78,338
)

$
-

$
-

$
(78,338
)

 * Other financial instruments include futures contracts and foreign exchange contracts.

 Pioneer Multi-Asset Ultrashort Income Fund

 Schedule of Investments 6/29/12

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 ASSET BACKED SECURITIES - 29.0%

 380,162

 0.34

 BBB/Ba3

 Accredited Mortgage Loan Trust, Floating Rate Note, 2/25/37

 $

 380,426

 662,751

 0.43

 AA/B2

 ACE Securities Corp., Floating Rate Note, 3/25/36

 605,385

 3,203

 4.74

 AA+/Aaa

 ACE Securities Corp., Floating Rate Note, 8/15/30 (144A)

 3,196

 500,000

 AAA/NR

 AH Mortgage Advance Trust, 2.23%, 5/10/43 (144A)

 500,294

 705,000

 AAA/NR

 AH Mortgage Advance Trust, 2.98%, 3/13/43 (144A)

 710,437

 1,164,301

 AAA/NR

 Ally Auto Receivables Trust, 1.11%, 1/15/15

 1,168,790

 250,000

 1.04

 AAA/Aaa

 Ally Master Owner Trust, Floating Rate Note, 2/15/17

 251,318

 875,000

 1.49

 AAA/Aaa

 American Express Credit Account Master Trust, Floating Rate Note, 3/15/17

 897,004

 150,000

 0.94

 AA+/A2

 American Express Credit Account Master Trust, Floating Rate Note, 5/15/15

 150,157

 258,463

 AAA/Aaa

 AmeriCredit Automobile Receivables Trust, 0.84%, 6/9/14

 258,544

 50,000

 AA+/Aaa

 AmeriCredit Automobile Receivables Trust, 9.79%, 4/15/14

 52,153

 184,369

 0.55

 AAA/Aa1

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 11/25/34

 175,669

 394,228

 0.47

 AAA/A2

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 12/25/35

 370,271

 142,117

 0.45

 AAA/Aaa

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 8/25/35

 136,809

 462,715

 0.79

 AAA/NR

 ARI Fleet Lease Trust 2010-A, Floating Rate Note, 3/15/20 (144A)

 465,093

 833,531

 0.73

 BBB+/Aa2

 Asset Backed Funding Certificates, Floating Rate Note, 6/25/35

 824,738

 100,000

 0.38

 BB+/A1

 Avis Budget Rental Car Funding AESOP LLC, Floating Rate Note, 8/20/13 (144A)

 99,913

 93,713

 AAA/Baa2

 Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)

 94,721

 653,090

 0.92

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 2/28/44

 626,223

 1,373,880

 0.66

 AAA/Aa1

 Bayview Financial Acquisition Trust, Floating Rate Note, 6/28/44

 1,320,698

 737,494

 0.83

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44

 711,591

 9,319

 0.75

 AAA/NR

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 8/25/34

 8,388

 56,804

 AAA/Aaa

 Capital Auto Receivables Asset Trust, 5.42%, 12/15/14

 57,234

 1,220,000

 0.27

 AAA/Aaa

 Capital One Multi-Asset Execution Trust, Floating Rate Note, 4/15/16

 1,219,753

 323,858

 AAA/Aaa

 CarMax Auto Owner Trust, 5.81%, 12/16/13

 328,259

 426,071

 AA/NR

 CarNow Auto Receivables Trust, 2.09%, 1/15/15 (144A)

 426,071

 997,916

 0.37

 BB/Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/37

 979,252

 139,011

 0.65

 AAA/Baa3

 Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35

 133,553

 1,168,038

 3.65

 AAA/Aaa

 Centex Home Equity, Floating Rate Note, 3/25/33

 1,168,060

 22,909

 0.99

 AAA/A1

 Chase Funding Mortgage Loan Asset-Backed Certificates, Floating Rate Note, 10/25/32

 19,390

 2,000,000

 1.54

 AAA/Aaa

 Chase Issuance Trust, Floating Rate Note, 8/15/15

 2,029,578

 1,000,000

 0.99

 AAA/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)

 999,988

 250,000

 2.24

 A/A2

 Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)

 249,996

 650,000

 1.49

 AAA/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 4/7/24 (144A)

 656,133

 258,687

 1.99

 AAA/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 9/15/21 (144A)

 260,757

 200,000

 1.99

 AA+/Aa2

 Chesapeake Funding LLC, Floating Rate Note, 9/15/21 (144A)

 202,200

 200,000

 1.99

 AA-/A2

 Chesapeake Funding LLC, Floating Rate Note, 9/15/21 (144A)

 200,800

 1,200,000

 0.31

 AAA/Aaa

 Citibank Credit Card Issuance Trust, Floating Rate Note, 10/20/14

 1,200,074

 500,000

 0.86

 AA/A2

 Citibank Credit Card Issuance Trust, Floating Rate Note, 11/7/14

 500,616

 250,000

 NR/Aaa

 Citibank Omni Master Trust, 3.35%, 8/15/16 (144A)

 250,913

 129,957

 0.52

 AA+/A2

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 1/25/36

 122,498

 1,011,883

 0.35

 BBB/Baa3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 1/25/37

 1,007,715

 737,368

 1.15

 A-/Ba2

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/37

 726,647

 472,706

 0.42

 BBB/Baa3

 CLI Funding LLC, Floating Rate Note, 8/18/21 (144A)

 451,434

 100,000

 1.89

 NR/A2

 CNH Wholesale Master Note Trust, Floating Rate Note, 12/15/15 (144A)

 100,307

 500,000

 8.74

 AA/NR

 CNH Wholesale Master Note Trust, Floating Rate Note, 7/15/15 (144A)

 501,958

 409,299

 4.00

 NR/NR

 Conn Funding II LP, Floating Rate Note, 4/15/16 (144A)

 408,276

 41,536

 NR/Baa3

 Conseco Financial Corp., 7.05%, 1/15/19

 41,970

 768,967

 0.87

 AA+/Aa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/35

 766,951

 74,524

 0.62

 AAA/Baa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 71,013

 434,885

 1.29

 AAA/Aaa

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/35

 429,292

 464,360

 0.36

 BBB-/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37

 460,205

 936,416

 0.36

 BBB/B1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/47

 925,123

 26,617

 0.59

 AAA/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 23,559

 1,055,000

 0.76

 AA+/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/35

 1,006,252

 1,426,191

 0.69

 AA/A2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/35

 1,414,116

 149,278

 0.30

 A/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/37

 147,648

 1,130,804

 0.60

 A/Ba2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/47

 1,115,617

 224,869

 0.59

 BBB/Baa3

 Countrywide Home Equity Loan Trust, Floating Rate Note, 11/15/28

 216,561

 982,311

 0.59

 BBB-/Ba3

 Countrywide Home Equity Loan Trust, Floating Rate Note, 3/15/29

 951,104

 406,255

 0.50

 BBB/B2

 Countrywide Home Equity Loan Trust, Floating Rate Note, 6/15/29

 375,405

 123,386

 1.15

 AA-/B2

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 11/25/33

 104,326

 2,886

 D/NR

 Delta Funding Home Equity Loan Trust, 7.04%, 6/25/27

 3,061

 400,000

 0.45

 AAA/Aaa

 Discover Card Master Trust, Floating Rate Note, 11/16/15

 400,566

 1,800,000

 1.54

 NR/Aaa

 Discover Card Master Trust, Floating Rate Note, 2/17/15

 1,802,988

 862,069

 AAA/NR

 DT Auto Owner Trust, 1.05%, 1/15/15 (144A)

 862,033

 337,628

 AA+/NR

 DT Auto Owner Trust, 1.94%, 12/16/13 (144A)

 337,962

 7,087

 NR/NR

 DT Auto Owner Trust, 2.98%, 10/15/15 (144A)

 7,098

 774,148

 1.25

 B/B1

 Ellington Loan Acquisition Trust, Floating Rate Note, 5/26/37 (144A)

 765,267

 212,095

 1.05

 B/B1

 Ellington Loan Acquisition Trust, Floating Rate Note, 5/27/37 (144A)

 208,597

 38,793

 A-/WR

 Equivantage Home Equity Loan Trust, 8.05%, 3/25/28 (Step)

 38,202

 248,815

 AA/NR

 Exeter Automobile Receivables Trust, 2.02%, 8/15/16 (144A)

 248,909

 83,576

 1.15

 AA/Aa2

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 1/25/35

 83,403

 1,772,377

 0.31

 A/Aa1

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 10/25/36

 1,762,748

 224,618

 0.79

 AAA/NR

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/25/34

 218,387

 751,000

 0.76

 NR/Baa1

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/25/35

 706,225

 300,000

 0.65

 AAA/Aa2

 First NLC Trust, Floating Rate Note, 9/25/35

 279,702

 43,962

 1.99

 AAA/Aaa

 Ford Credit Auto Owner Trust, Floating Rate Note, 4/15/13

 43,993

 2,740,000

 1.74

 AA-/Aa3

 Ford Credit Floorplan Master Owner Trust, Floating Rate Note, 1/15/16

 2,739,973

 325,000

 1.89

 AAA/Aaa

 Ford Credit Floorplan Master Owner Trust, Floating Rate Note, 12/15/14 (144A)

 327,281

 310,000

 1.79

 AAA/Aaa

 Ford Credit Floorplan Master Owner Trust, Floating Rate Note, 9/15/14

 311,002

 250,000

 0.84

 AAA/Aaa

 Ford Credit Floorplan Master Owner Trust, Floating Rate Note, 9/15/15

 250,735

 576,882

 0.71

 AA+/Aa1

 Fremont Home Loan Trust, Floating Rate Note, 6/25/35

 565,272

 500,000

 1.79

 AAA/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/14 (144A)

 502,296

 250,000

 0.81

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 2/20/17

 250,533

 250,000

 0.84

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 7/20/16

 251,034

 250,000

 0.64

 AAA/Aaa

 Golden Credit Card Trust, Floating Rate Note, 10/15/15 (144A)

 250,078

 600,000

 0.84

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 11/15/14 (144A)

 599,880

 1,000,000

 1.05

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 6/15/17 (144A)

 1,000,000

 13,948

 NR/Aa2

 Greenpoint Manufactured Housing, 7.59%, 11/15/28

 14,004

 1,373,544

 0.46

 AAA/A1

 GSAA Trust, Floating Rate Note, 6/25/35

 1,369,561

 294,728

 0.62

 AAA/Aa2

 GSAA Trust, Floating Rate Note, 9/25/34

 268,733

 487,130

 0.80

 AAA/Aaa

 GSAMP Trust, Floating Rate Note, 3/25/34

 479,179

 1,016,393

 0.55

 A/NR

 GSAMP Trust, Floating Rate Note, 5/25/36 (144A)

 965,024

 338,022

 0.36

 CCC/B2

 Home Equity Asset Trust, Floating Rate Note, 3/25/37

 311,826

 400,538

 0.43

 AAA/A1

 Home Equity Asset Trust, Floating Rate Note, 7/25/36

 396,843

 157,924

 0.36

 BBB/A3

 Home Equity Asset Trust, Floating Rate Note, 7/25/37

 155,172

 371,806

 0.50

 AAA/Aaa

 HSBC Home Equity Loan Trust, Floating Rate Note, 1/20/35

 345,595

 869,632

 1.44

 AAA/Aa2

 HSBC Home Equity Loan Trust, Floating Rate Note, 11/20/36

 824,028

 191,152

 0.30

 BB+/Ba3

 HSI Asset Securitization Corp Trust, Floating Rate Note, 12/25/36

 187,622

 1,020,000

 1.24

 AAA/NR

 Hyundai Capital Auto Funding, Ltd., Floating Rate Note, 9/20/16 (144A)

 1,003,410

 1,100,000

 1.49

 AAA/Aaa

 Hyundai Floorplan Master Owner Trust, Floating Rate Note, 11/17/14 (144A)

 1,104,493

 175,033

 0.59

 AAA/Aaa

 Indymac Residential Asset Backed Trust, Floating Rate Note, 8/25/35

 171,760

 97,402

 0.59

 BB/A2

 IXIS Real Estate Capital Trust, Floating Rate Note, 2/25/36

 83,660

 426,234

 0.98

 AA/Aa1

 IXIS Real Estate Capital Trust, Floating Rate Note, 6/25/35

 423,241

 17,245

 NR/Aaa

 John Deere Owner Trust, 1.32%, 5/15/14

 17,282

 251,177

 0.77

 AA/Aaa

 Keycorp Student Loan Trust, Floating Rate Note, 10/28/41

 234,974

 276,406

 0.51

 AAA/Aa2

 Lehman XS Trust, Floating Rate Note, 11/25/35

 275,743

 500,000

 2.50

 BBB+/Baa3

 Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32

 460,445

 230,144

 AAA/Aaa

 Marriott Vacation Club Owner Trust, 5.362%, 10/20/28 (144A)

 233,321

 67,103

 AA/Aa2

 Marriott Vacation Club Owner Trust, 5.442%, 10/20/28 (144A)

 67,708

 30,591

 A/A2

 Marriott Vacation Club Owner Trust, 5.691%, 10/20/28 (144A)

 30,767

 183,623

 BBB+/Baa2

 Marriott Vacation Club Owner Trust, 6.205%, 10/20/27 (144A)

 183,206

 264,045

 0.50

 AAA/Aa2

 Mastr Asset Backed Securities Trust, Floating Rate Note, 10/25/35

 252,491

 2,000,000

 0.30

 AAA/Aaa

 MBNA Credit Card Master Note Trust, Floating Rate Note, 10/15/15

 1,999,988

 1,900,000

 0.30

 AAA/Aaa

 MBNA Credit Card Master Note Trust, Floating Rate Note, 6/15/15

 1,899,992

 300,000

 0.46

 A+/Aa2

 MBNA Credit Card Master Note Trust, Floating Rate Note, 7/15/15

 299,724

 1,000,000

 0.66

 BBB/A3

 MBNA Credit Card Master Note Trust, Floating Rate Note, 7/15/15

 999,422

 379,880

 0.45

 BBB-/Baa1

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/35

 370,221

 125,875

 0.57

 AAA/B1

 Morgan Stanley Home Equity Loan Trust, Floating Rate Note, 9/25/35

 109,311

 171,928

 0.77

 A-/Baa3

 MSDWCC Heloc Trust, Floating Rate Note, 4/25/16

 164,400

 242,632

 0.35

 BBB-/Ba2

 Nationstar Home Equity Loan Trust, Floating Rate Note, 3/25/37

 241,988

 250,000

 1.40

 NR/Aaa

 Navistar Financial Dealer Note Master Trust, Floating Rate Note, 10/25/16 (144A)

 251,966

 250,000

 1.70

 AAA/Aaa

 Navistar Financial Dealer Note Master Trust, Floating Rate Note, 10/26/15 (144A)

 250,981

 475,000

 4.50

 AA/Aa2

 Navistar Financial Dealer Note Master Trust, Floating Rate Note, 10/26/15 (144A)

 480,203

 961,723

 0.51

 NR/Aaa

 New Century Home Equity Loan Trust, Floating Rate Note, 6/25/35

 955,639

 69,313

 0.55

 AAA/Aa1

 New Century Home Equity Loan Trust, Floating Rate Note, 6/25/35

 68,233

 1,000,000

 1.39

 AAA/Aaa

 Nissan Master Owner Trust Receivables, Floating Rate Note, 1/15/15 (144A)

 1,005,655

 131,724

 AA-/Aa3

 Option One Mortgage Loan Trust, 5.9%, 3/25/37 (Step)

 129,904

 114,149

 0.51

 AAA/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 109,192

 788,218

 0.95

 AA+/Aa1

 Park Place Securities, Inc., Floating Rate Note, 12/25/34

 782,734

 1,246,533

 0.93

 AA/Aa2

 Park Place Securities, Inc., Floating Rate Note, 12/25/34

 1,223,204

 276,400

 0.84

 AA+/Aa1

 Park Place Securities, Inc., Floating Rate Note, 2/25/35

 275,135

 600,000

 0.99

 AAA/Aaa

 Penarth Master Issuer Plc, Floating Rate Note, 11/18/15 (144A)

 600,906

 478,000

 1.44

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 2/15/16 (144A)

 479,744

 32,195

 AAA/Baa2

 RAMP Trust, 5.06%, 6/25/32 (Step)

 31,612

 137,837

 0.54

 AAA/Ba2

 RAMP Trust, Floating Rate Note, 10/25/33

 135,817

 21,462

 0.37

 A+/Baa3

 RAMP Trust, Floating Rate Note, 12/25/36

 21,408

 525,029

 0.52

 AAA/A1

 RAMP Trust, Floating Rate Note, 9/25/35

 519,346

 560,258

 0.47

 AAA/Ba1

 RASC Trust, Floating Rate Note, 2/25/36

 545,732

 445,294

 0.68

 AA/Baa2

 RASC Trust, Floating Rate Note, 4/25/35

 419,799

 68,936

 0.36

 BB/Ba3

 RASC Trust, Floating Rate Note, 8/25/36

 68,861

 37,348

 AAA/NR

 Santander Drive Auto Receivables Trust, 0.95%, 8/15/13

 37,351

 200,000

 AAA/Aaa

 Santander Drive Auto Receivables Trust, 1.25%, 4/15/15

 200,873

 120,738

 A/NR

 Santander Drive Auto Receivables Trust, 1.89%, 5/15/17 (144A)

 119,785

 197,317

 AA/NR

 Santander Drive Auto Receivables Trust, 2.06%, 6/15/17 (144A)

 197,418

 129,839

 A/NR

 Santander Drive Auto Receivables Trust, 2.86%, 6/15/17 (144A)

 130,488

 55,249

 BBB/NR

 Santander Drive Auto Receivables Trust, 3.35%, 6/15/17 (144A)

 55,249

 683,435

 1.24

 A+/Baa3

 Sierra Receivables Funding Co LLC, Floating Rate Note, 9/20/19 (144A)

 672,713

 331,453

 0.48

 AAA/Aaa

 SLC Student Loan Trust, Floating Rate Note, 6/15/20

 330,704

 353,785

 0.58

 AAA/Aaa

 SLC Student Loan Trust, Floating Rate Note, 8/15/19

 353,804

 105,373

 0.60

 AAA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 4/25/19

 105,264

 190,297

 0.87

 AAA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 7/27/20 (144A)

 190,296

 765,142

 0.50

 AA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 9/15/22

 763,361

 1,104,026

 NR/Aaa

 SMART Trust/Australia, 1.22%, 11/14/13 (144A)

 1,105,504

 500,000

 0.79

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 3/14/15 (144A)

 502,500

 1,600,000

 AA/NR

 SNAAC Auto Receivables Trust, 1.78%, 6/15/16 (144A)

 1,599,840

 900,854

 0.37

 BB-/Baa3

 Soundview Home Equity Loan Trust, Floating Rate Note, 1/25/37

 889,296

 93,846

 0.36

 BB/Baa2

 Soundview Home Equity Loan Trust, Floating Rate Note, 10/25/36

 93,163

 1,667,682

 0.70

 AA/Aa2

 Soundview Home Equity Loan Trust, Floating Rate Note, 5/25/35

 1,633,021

 1,274,208

 0.45

 A/Ba3

 Specialty Underwriting & Residential Finance, Floating Rate Note, 12/25/36

 1,230,316

 59,238

 0.50

 A/Ba3

 Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36

 58,810

 22,434

 B+/Baa2

 Structured Asset Securities Corp., 4.51%, 2/25/35 (Step)

 22,463

 610,141

 0.40

 BB/Ba3

 Structured Asset Securities Corp., Floating Rate Note, 5/25/37 (144A)

 594,880

 650,008

 0.31

 BB+/Baa1

 Structured Asset Securities Corp., Floating Rate Note, 5/25/47

 635,794

 140,368

 AAA/Aaa

 SVO VOI Mortgage Corp., 5.25%, 2/20/21 (144A)

 142,207

 479,167

 0.43

 BBB/Baa2

 TAL Advantage LLC, Floating Rate Note, 4/20/21 (144A)

 459,435

 758,333

 0.49

 A-/Baa1

 Textainer Marine Containers, Ltd., Floating Rate Note, 5/15/20 (144A)

 736,941

 1,700,023

 0.65

 AAA/Aaa

 Truman Capital Mortgage Loan Trust, Floating Rate Note, 12/25/32 (144A)

 1,595,776

 345,527

 0.34

 NR/Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 336,973

 184,375

 AAA/NR

 World Financial Network Credit Card Master Trust II, 4.16%, 9/15/17 (144A)

 185,113

 300,000

 0.45

 AA/A3

 World Financial Network Credit Card Master Trust, Floating Rate Note, 2/15/17 (144A)

 $

 297,741

 TOTAL ASSET BACKED SECURITIES

 (Cost $86,437,585)

 $

 86,457,931

 COLLATERALIZED MORTGAGE OBLIGATIONS - 24.6%

 780,460

 2.69

 AAA/Baa1

 Adjustable Rate Mortgage Trust, Floating Rate Note, 1/25/35

 $

 763,602

 44,096

 0.99

 AAA/Aaa

 Adjustable Rate Mortgage Trust, Floating Rate Note, 3/25/35

 44,312

 19,919

 0.81

 AAA/Aaa

 Adjustable Rate Mortgage Trust, Floating Rate Note, 6/25/35

 19,746

 390,000

 5.75

 NR/NR

 American General Mortgage Loan Trust, Floating Rate Note, 9/25/48 (144A)

 392,840

 200,000

 1.62

 AAA/Aaa

 Arkle Master Issuer Plc, Floating Rate Note, 5/17/60 (144A)

 200,335

 350,000

 1.87

 AAA/Aaa

 Arkle Master Issuer Plc, Floating Rate Note, 5/17/60 (144A)

 350,765

 500,000

 1.72

 AAA/Aaa

 Arkle Master Issuer Plc, Floating Rate Note, 5/17/60 (144A)

 500,244

 271,252

 1.67

 NR/Aaa

 Arran Residential Mortgages Funding Plc, Floating Rate Note, 11/19/47 (144A)

 271,061

 383,566

 1.67

 NR/Aaa

 Arran Residential Mortgages Funding Plc, Floating Rate Note, 5/16/47 (144A)

 383,538

 1,942

 0.32

 B+/B2

 Banc of America Funding Corp., Floating Rate Note, 5/20/47

 1,936

 551,934

 0.45

 AAA/NR

 Banc of America Large Loan, Inc., Floating Rate Note, 10/15/19 (144A)

 529,857

 1,000,000

 0.99

 AA+/Aa1

 Banc of America Large Loan, Inc., Floating Rate Note, 8/15/29 (144A)

 926,356

 92,562

 AAA/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.512%, 12/10/42

 93,393

 38,122

 NR/Aaa

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.381%, 1/15/49

 38,103

 76,248

 BBB+/Aaa

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.309%, 6/11/35

 76,202

 125,000

 BB+/Aa1

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.349%, 6/11/35

 123,455

 170,443

 4.87

 AAA/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 3/11/41

 172,717

 522,178

 0.52

 AAA/Aaa

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36 (144A)

 512,591

 282,424

 2.25

 D/Ba1

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/38 (144A)

 279,363

 612,704

 3.00

 NR/NR

 BCAP LLC Trust, Floating Rate Note, 6/27/36 (144A)

 613,824

 118,453

 4.82

 AAA/Baa3

 Bear Stearns Alt-A Trust, Floating Rate Note, 10/25/33

 111,394

 784,435

 0.99

 A+/Baa1

 Bear Stearns Alt-A Trust, Floating Rate Note, 11/25/34

 741,056

 207,908

 0.75

 AAA/B1

 Bear Stearns Alt-A Trust, Floating Rate Note, 3/25/35

 178,406

 461,251

 1.35

 AAA/Baa2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/33

 416,793

 36,566

 AAA/Aaa

 Bear Stearns Commercial Mortgage Securities, 4.8%, 1/12/41

 36,864

 6,411

 4.72

 NR/Aaa

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 11/11/35

 6,409

 2,504

 4.24

 NR/Aaa

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 8/13/39

 2,509

 169,884

 0.58

 AAA/Ba1

 CC Mortgage Funding Corp., Floating Rate Note, 1/25/35 (144A)

 135,482

 86,022

 0.55

 AAA/Ba2

 CC Mortgage Funding Corp., Floating Rate Note, 8/25/35 (144A)

 59,303

 159,263

 NR/A2

 Citicorp Mortgage Securities, Inc., 4.75%, 1/25/34

 161,778

 250,000

 NR/B2

 Citicorp Mortgage Securities, Inc., 6.25%, 6/25/36

 249,724

 26,997

 0.38

 A+/Aaa

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 25,827

 550,505

 0.41

 BBB+/Aa2

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 508,750

 80,964

 AAA/NR

 Citigroup Mortgage Loan Trust, Inc., 6.5%, 6/25/16

 82,204

 130,034

 NR/Aaa

 Commercial Mortgage Pass Through Certificates, 5.248%, 12/10/46

 130,632

 1,000,000

 AAA/NR

 Commercial Mortgage Pass Through Certificates, 5.362%, 2/5/19 (144A)

 1,005,496

 80,314

 0.58

 AAA/Aaa

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/15/17 (144A)

 74,616

 143,761

 0.63

 AA-/Aa1

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/15/17 (144A)

 132,124

 397,849

 0.34

 AAA/Aaa

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 12/15/20 (144A)

 381,606

 1,917,862

 0.42

 A+/A1

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/15/22 (144A)

 1,822,652

 496,899

 3.83

 NR/A2

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 7/17/28 (144A)

 502,356

 95,571

 0.64

 AAA/Aaa

 Countrywide Alternative Loan Trust, Floating Rate Note, 10/25/34

 95,189

 50,510

 0.65

 AAA/Aaa

 Countrywide Alternative Loan Trust, Floating Rate Note, 2/25/33

 49,568

 145,210

 0.65

 AAA/Baa3

 Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34

 139,746

 75,836

 0.70

 AAA/Ba1

 Countrywide Alternative Loan Trust, Floating Rate Note, 9/25/34

 73,083

 571,248

 BB-/NR

 Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 1/25/35

 574,846

 421,060

 0.79

 AAA/Baa1

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 2/25/35

 352,300

 206,071

 0.65

 AAA/NR

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 8/25/18

 198,021

 103,627

 A-/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 7/25/35

 104,155

 85,010

 1.60

 AA+/Aa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 80,776

 352,836

 0.99

 AAA/Baa3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34

 311,094

 276,202

 5.07

 AAA/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 277,478

 1,223,836

 0.41

 AAA/Aa2

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/15/21 (144A)

 1,145,025

 78,387

 0.36

 BBB+/Aaa

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 2/15/22 (144A)

 71,332

 269,061

 5.97

 AAA/Aaa

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 9/15/39

 270,431

 105,178

 0.53

 AAA/Aaa

 Crusade Global Trust, Floating Rate Note, 4/19/38

 100,039

 644,159

 NR/Aaa

 Entertainment Properties Trust, 5.244%, 2/15/18 (144A)

 652,897

 42,370

 AA+/NR

 Fannie Mae Prepayment Link Note, 4.45%, 8/25/12

 42,464

 53,370

 NR/NR

 Fannie Mae REMICS, 3.5%, 12/25/31

 54,419

 345,879

 NR/NR

 Fannie Mae REMICS, 4.5%, 1/25/32

 350,902

 340,307

 NR/NR

 Fannie Mae REMICS, 4.5%, 11/25/31

 345,020

 64,786

 NR/NR

 Fannie Mae REMICS, 4.5%, 11/25/32

 65,037

 129,630

 NR/NR

 Fannie Mae REMICS, 4.5%, 2/25/33

 132,747

 33,682

 NR/NR

 Fannie Mae REMICS, 5.0%, 3/25/26

 33,747

 29,830

 NR/NR

 Fannie Mae REMICS, 5.0%, 7/25/33

 29,884

 83,298

 NR/NR

 Fannie Mae REMICS, 5.0%, 8/25/35

 84,631

 31,177

 NR/NR

 Fannie Mae REMICS, 5.5%, 11/25/31

 31,172

 480,535

 NR/NR

 Fannie Mae REMICS, 6.0%, 3/25/35

 510,988

 120,522

 NR/NR

 Fannie Mae REMICS, 7.0%, 6/25/13

 123,120

 1,080,405

 0.85

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 11/25/31

 1,089,863

 165,767

 0.80

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 12/25/30

 167,020

 380,508

 0.65

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 12/25/38

 379,628

 62,775

 0.70

 AAA/NR

 Fannie Mae REMICS, Floating Rate Note, 2/25/17

 62,929

 365,077

 0.75

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 3/25/23

 366,111

 530,683

 0.53

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 3/25/28

 509,281

 298,324

 0.90

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 4/25/30

 300,530

 720,767

 0.75

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 4/25/33

 724,064

 376,728

 0.75

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 5/25/19

 377,229

 59,952

 0.75

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 7/18/27

 60,166

 214,970

 0.85

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 8/25/32

 216,734

 62,843

 0.65

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 8/25/33

 62,894

 211,044

 0.75

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 9/25/32

 212,293

 190,280

 2.88

 NR/NR

 Fannie Mae Whole Loan, Floating Rate Note, 4/25/45

 194,186

 325,623

 2.40

 NR/NR

 Fannie Mae Whole Loan, Floating Rate Note, 6/25/35

 341,751

 135,931

 AAA/Aaa

 First Union-Lehman Brothers-Bank of America, 6.778%, 11/18/35

 138,502

 1,380,000

 1.87

 AAA/Aaa

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)

 1,381,974

 1,000,000

 1.73

 AAA/Aaa

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)

 1,001,379

 105,267

 NR/NR

 Freddie Mac REMICS, 3.5%, 11/15/22

 107,943

 652,077

 NR/NR

 Freddie Mac REMICS, 4.0%, 1/15/24

 666,181

 43,189

 AA+/NR

 Freddie Mac REMICS, 5.0%, 10/15/31

 43,567

 86,227

 NR/NR

 Freddie Mac REMICS, 5.0%, 11/15/30

 86,351

 2,321

 NR/NR

 Freddie Mac REMICS, 5.0%, 4/15/18

 2,321

 124,278

 NR/NR

 Freddie Mac REMICS, 5.5%, 2/15/33

 125,293

 154,439

 NR/NR

 Freddie Mac REMICS, 5.5%, 3/15/32

 158,409

 153,769

 NR/NR

 Freddie Mac REMICS, 5.5%, 5/15/32

 156,655

 331,134

 NR/NR

 Freddie Mac REMICS, 5.5%, 5/15/33

 344,147

 1,137,501

 0.64

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 1/15/33

 1,140,998

 303,455

 1.19

 AAA/NR

 Freddie Mac REMICS, Floating Rate Note, 10/15/31

 309,366

 808,571

 0.54

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 11/15/18

 809,634

 215,315

 0.64

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 11/15/30

 215,358

 424,478

 0.84

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 11/15/31

 428,038

 97,081

 1.14

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 11/15/33

 97,087

 409,501

 0.64

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 12/15/20

 410,088

 852,099

 0.69

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 12/15/28

 856,324

 129,818

 0.69

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 12/15/32

 130,004

 87,751

 0.74

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 12/15/32

 88,228

 1,139,752

 0.79

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 2/15/33

 1,145,218

 241,318

 0.59

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 5/15/29

 241,456

 665,523

 0.69

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 6/15/23

 667,438

 1,357,744

 0.64

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 6/15/33

 1,358,952

 726,926

 0.49

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 7/15/21

 726,800

 147,087

 0.67

 AA+/Aaa

 GE Business Loan Trust, Floating Rate Note, 4/15/31 (144A)

 138,065

 270,229

 0.57

 AAA/Baa2

 Global Mortgage Securitization, Ltd., Floating Rate Note, 11/25/32 (144A)

 249,413

 213,006

 7.11

 NR/Aaa

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/15/30

 213,740

 138,115

 6.02

 NR/NR

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/15/33 (144A)

 142,024

 194,917

 NR/NR

 Government National Mortgage Association, 4.75%, 6/20/38

 197,128

 1,077,273

 0.49

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 1/20/33

 1,078,750

 1,316,057

 0.49

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/31

 1,320,843

 105,596

 AAA/Aaa

 Greenwich Capital Commercial Funding Corp., 4.111%, 7/5/35

 107,429

 36,644

 AAA/Aaa

 Greenwich Capital Commercial Funding Corp., 5.117%, 4/10/37

 36,778

 650,000

 AAA/NR

 Greenwich Capital Commercial Funding Corp., 5.597%, 12/10/49

 669,196

 576,919

 1.10

 AAA/Aaa

 GS Mortgage Securities Corp II, Floating Rate Note, 3/6/20 (144A)

 573,079

 1,000,000

 1.26

 AAA/Aaa

 GS Mortgage Securities Corp II, Floating Rate Note, 3/6/20 (144A)

 986,447

 500,000

 2.20

 AA/NR

 GS Mortgage Securities Corp II, Floating Rate Note, 3/6/20 (144A)

 494,987

 153,670

 2.75

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 8/25/33

 147,370

 220,364

 2.65

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 214,215

 850,000

 1.87

 AAA/Aaa

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 851,089

 378,250

 0.97

 AAA/A1

 Impac CMB Trust, Floating Rate Note, 10/25/34

 314,780

 46,634

 1.05

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 44,503

 105,885

 0.60

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 5/25/36

 100,599

 233,571

 0.60

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 8/25/36

 223,538

 52,716

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.305%, 1/15/49

 53,124

 7,868

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.376%, 7/12/37

 7,865

 44,106

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.45%, 12/12/43

 44,391

 219,343

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.819%, 6/12/43

 225,138

 810,463

 0.45

 NR/A2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 771,966

 311,716

 0.47

 NR/A3

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 296,131

 194,823

 0.60

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 157,806

 500,000

 2.14

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/28 (144A)

 502,032

 475,000

 5.92

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 2/12/49

 506,865

 257,000

 6.45

 NR/Ba2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 5/12/34

 254,968

 200,000

 0.40

 A-/Aa3

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 5/15/47

 186,586

 95,275

 5.99

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 6/15/49

 95,421

 187,598

 0.62

 NR/Aa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/19 (144A)

 181,501

 350,000

 4.65

 BBB+/Baa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)

 344,432

 340,207

 5.17

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 8/12/40

 343,369

 93,283

 2.36

 AAA/Baa1

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 94,829

 134,053

 4.43

 AAA/A3

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/35

 134,683

 475,950

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 4.664%, 7/15/30

 481,328

 247,109

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 4.83%, 11/15/27

 251,310

 42,677

 AAA/NR

 LB-UBS Commercial Mortgage Trust, 4.853%, 9/15/31

 42,703

 605

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 5.532%, 3/15/32

 604

 39,022

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 5.845%, 7/15/40

 39,885

 877,036

 0.59

 BBB/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 869,362

 464,356

 0.36

 AAA/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust, Floating Rate Note, 9/15/21 (144A)

 458,430

 166,823

 1.10

 AAA/Aaa

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 10/25/37 (144A)

 161,692

 889,826

 2.66

 AAA/Aa2

 Mastr Adjustable Rate Mortgages Trust, Floating Rate Note, 11/21/34

 897,924

 135,036

 AAA/NR

 MASTR Asset Securitization Trust, 4.5%, 7/25/13

 135,517

 4,525

 AAA/NR

 MASTR Asset Securitization Trust, 4.75%, 1/25/14

 4,573

 1,077,142

 0.68

 AAA/Aaa

 Mellon Residential Funding Corp., Floating Rate Note, 12/15/30

 1,019,191

 669,077

 0.72

 AAA/Aaa

 Mellon Residential Funding Corp., Floating Rate Note, 6/15/30

 637,658

 181,861

 2.53

 B-/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 180,625

 390,000

 5.66

 AAA/NR

 Merrill Lynch/Countrywide Commercial Mortgage Trust, Floating Rate Note, 2/12/39

 391,784

 206,838

 0.58

 AAA/Ba2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 11/25/29

 177,902

 370,148

 0.71

 AAA/Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 3/25/30

 326,433

 232,892

 0.71

 AAA/A3

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 208,811

 511,657

 0.91

 AAA/Aa3

 MLCC Mortgage Investors, Inc., Floating Rate Note, 6/25/28

 487,734

 120,915

 AAA/NR

 Morgan Stanley Capital I, Inc., 4.882%, 8/13/42

 121,302

 97,389

 AAA/NR

 Morgan Stanley Capital I, Inc., 5.357%, 12/15/44

 97,248

 445,278

 0.34

 AA+/Aaa

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 422,850

 100,000

 0.84

 A+/A3

 Morgan Stanley Capital I, Inc., Floating Rate Note, 12/15/20 (144A)

 92,738

 100,000

 0.94

 BBB+/Baa2

 Morgan Stanley Capital I, Inc., Floating Rate Note, 12/15/20 (144A)

 91,738

 45,000

 7.61

 BB-/NR

 Morgan Stanley Dean Witter Capital I, Floating Rate Note, 2/15/33 (144A)

 44,188

 1,870,005

 0.49

 A/NR

 Morgan Stanley Reremic Trust, Floating Rate Note, 7/26/36 (144A)

 1,825,764

 462,019

 0.80

 NR/Aaa

 NCUA Guaranteed Notes, Floating Rate Note, 12/8/20

 463,968

 359,610

 0.80

 NR/Aaa

 NCUA Guaranteed Notes, Floating Rate Note, 12/8/20

 361,128

 379,156

 0.77

 NR/Aaa

 NCUA Guaranteed Notes, Floating Rate Note, 3/9/21

 379,334

 281,899

 2.61

 AAA/Aaa

 Nomura Asset Acceptance Corp., Floating Rate Note, 12/25/34

 275,077

 1,250,229

 0.51

 AAA/Ba1

 Opteum Mortgage Acceptance Corp., Floating Rate Note, 7/25/35

 1,224,101

 100,000

 1.62

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)

 100,241

 500,000

 1.87

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)

 502,566

 102,159

 NR/B3

 RALI Trust, 5.5%, 12/25/34

 100,998

 95,749

 0.80

 AAA/Ba1

 RALI Trust, Floating Rate Note, 1/25/34

 91,373

 98,926

 0.80

 NR/Baa1

 RALI Trust, Floating Rate Note, 10/25/17

 93,312

 40,341

 0.85

 AAA/Ba3

 RALI Trust, Floating Rate Note, 4/25/34

 37,441

 178,715

 0.65

 AAA/NR

 Residential Asset Securitization Trust, Floating Rate Note, 5/25/33

 161,241

 550,000

 NR/Baa3

 S2 Hospitality LLC, 4.5%, 4/15/25 (144A)

 552,633

 399,986

 7.27

 NR/Aaa

 Salomon Brothers Mortgage Securities VII, Inc., Floating Rate Note, 5/18/32 (144A)

 413,498

 553,562

 0.51

 AAA/Baa1

 Sequoia Mortgage Trust, Floating Rate Note, 1/20/35

 458,071

 178,291

 1.03

 AAA/A3

 Sequoia Mortgage Trust, Floating Rate Note, 1/20/35

 148,641

 533,707

 0.56

 AAA/Baa3

 Sequoia Mortgage Trust, Floating Rate Note, 11/20/34

 473,823

 288,545

 0.47

 AAA/B1

 Sequoia Mortgage Trust, Floating Rate Note, 2/20/35

 252,189

 182,181

 0.46

 AAA/Ba3

 Sequoia Mortgage Trust, Floating Rate Note, 3/20/35

 159,700

 776,817

 1.41

 AAA/Baa3

 Sequoia Mortgage Trust, Floating Rate Note, 6/20/33

 668,840

 322,271

 2.03

 AAA/Baa3

 Sequoia Mortgage Trust, Floating Rate Note, 8/20/34

 318,243

 316,272

 0.86

 AAA/Baa3

 Sequoia Mortgage Trust, Floating Rate Note, 9/20/33

 271,393

 100,969

 3.20

 AAA/Baa2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34

 93,204

 588,523

 2.85

 AAA/A3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34

 540,498

 107,274

 0.65

 AAA/Ba1

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 6/25/35

 100,247

 430,925

 2.88

 AAA/A3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/33

 422,866

 833,090

 0.90

 NR/NR

 Structured Asset Securities Corp., Floating Rate Note, 10/25/37 (144A)

 777,898

 358,190

 0.75

 AAA/A3

 Structured Asset Securities Corp., Floating Rate Note, 12/25/33

 347,214

 213,272

 2.67

 AAA/Baa1

 Structured Asset Securities Corp., Floating Rate Note, 7/25/33

 195,250

 859,647

 1.19

 AA/NR

 Structured Asset Securities Corp., Floating Rate Note, 8/25/28

 781,122

 409,337

 1.91

 AAA/Ba1

 Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44

 383,304

 55,881

 5.93

 NR/NR

 Vericrest Opportunity Loan Transferee, Floating Rate Note, 12/26/50 (144A)

 55,993

 270,880

 4.21

 NR/NR

 Vericrest Opportunity Loan Transferee, Floating Rate Note, 3/25/49 (144A)

 272,746

 109,610

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, 4.79%, 4/15/42

 112,208

 94,324

 5.09

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 7/15/42

 95,676

 544,456

 0.33

 AA+/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 9/15/21 (144A)

 527,245

 225,541

 2.48

 AAA/A3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/33

 219,745

 215,775

 2.45

 AA/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35

 209,129

 380,917

 0.65

 NR/A2

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 3/25/34

 373,734

 1,095,290

 B+/NR

 Wells Fargo Mortgage Backed Securities Trust, 4.5%, 1/25/19

 1,104,451

 109,020

 5.02

 NR/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 109,206

 94,765

 0.52

 AAA/Aaa

 Westpac Securitisation Trust, Floating Rate Note, 5/21/38 (144A)

 92,754

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $72,915,597)

 $

 73,359,397

 CORPORATE BONDS - 19.0%

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 150,000

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co, Ltd. III, 4.5%, 9/30/12 (144A)

 $

 151,125

 Oil & Gas Storage & Transportation - 0.0%

 150,000

 BBB/Baa2

 Plains All American Pipeline LP , 4.25%, 9/1/12

 $

 150,683

 Total Energy

 $

 301,808

 Capital Goods - 0.4%

 Aerospace & Defense - 0.2%

 570,000

 0.74

 A/A2

 United Technologies Corp., Floating Rate Note, 12/2/13

 $

 572,021

 Industrial Conglomerates - 0.2%

 625,000

 BBB/Baa2

 Tyco Electronics Group SA, 6.0%, 10/1/12

 $

 633,023

 Total Capital Goods

 $

 1,205,044

 Automobiles & Components - 0.5%

 Automobile Manufacturers - 0.5%

 200,000

 0.92

 A/A2

 BMW US Capital LLC, Floating Rate Note, 12/21/12

 $

 199,746

 300,000

 1.25

 A-/A3

 Daimler Finance North America LLC, Floating Rate Note, 4/10/14 (144A)

 300,157

 300,000

 1.80

 A-/A3

 Daimler Finance North America LLC, Floating Rate Note, 7/11/13 (144A)

 302,040

 250,000

 BBB+/Baa1

 Nissan Motor Acceptance Corp., 3.25%, 1/30/13 (144A)

 252,412

 300,000

 1.22

 A-/A3

 Volkswagen International Finance NV, Floating Rate Note, 3/21/14 (144A)

 300,110

 $

 1,354,465

 Total Automobiles & Components

 $

 1,354,465

 Food, Beverage & Tobacco - 0.8%

 Brewers - 0.4%

 600,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 2.5%, 3/26/13

 $

 608,381

 620,000

 1.19

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., Floating Rate Note, 3/26/13

 623,236

 $

 1,231,617

 Packaged Foods & Meats - 0.2%

 600,000

 BBB-/Baa2

 Kraft Foods, Inc., 6.0%, 2/11/13

 $

 618,425

 Tobacco - 0.2%

 575,000

 BBB/WR

 UST LLC, 6.625%, 7/15/12

 $

 575,952

 Total Food, Beverage & Tobacco

 $

 2,425,994

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 150,000

 AA/A1

 Abbott Laboratories, 5.15%, 11/30/12

 $

 152,792

 Life Sciences Tools & Services - 0.0%

 115,000

 BBB+/NR

 Agilent Technologies, Inc., 4.45%, 9/14/12

 $

 115,786

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 268,578

 Banks - 4.3%

 Diversified Banks - 2.2%

 250,000

 2.47

 A/Aa3

 Banco Santander Chile, Floating Rate Note, 2/14/14 (144A)

 $

 246,106

 250,000

 AA-/Aa1

 Bank of Nova Scotia, 2.25%, 1/22/13

 252,339

 250,000

 1.51

 AA-/Aa1

 Bank of Nova Scotia, Floating Rate Note, 1/12/15

 253,743

 400,000

 0.67

 AA/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, Floating Rate Note, 7/25/13

 400,005

 300,000

 0.87

 AA-/Aa3

 HSBC Bank Plc, Floating Rate Note, 1/18/13 (144A)

 300,383

 305,000

 A-/A3

 HSBC Holdings Plc, 5.25%, 12/12/12

 310,498

 200,000

 1.17

 AA-/Aa3

 Royal Bank of Canada, Floating Rate Note, 10/30/14

 201,420

 560,000

 0.62

 AA-/Aa3

 Royal Bank of Canada, Floating Rate Note, 3/8/13

 560,694

 1,000,000

 0.77

 AA-/Aa3

 Royal Bank of Canada, Floating Rate Note, 4/17/14

 1,002,665

 295,000

 AA-/Aa3

 Svenska Handelsbanken AB, 2.875%, 9/14/12 (144A)

 296,230

 200,000

 0.77

 AA-/Aaa

 The Toronto-Dominion Bank, Floating Rate Note, 7/14/14

 200,754

 128,000

 0.81

 A/A3

 Wachovia Corp., Floating Rate Note, 10/28/15

 122,445

 400,000

 2.24

 A+/A2

 Wachovia Corp., Floating Rate Note, 5/1/13

 405,764

 100,000

 0.66

 A+/A2

 Wachovia Corp., Floating Rate Note, 8/1/13

 100,086

 670,000

 A+/A2

 Wells Fargo & Co., 5.25%, 10/23/12

 679,625

 1,000,000

 1.39

 A+/A2

 Wells Fargo & Co., Floating Rate Note, 6/27/15

 1,001,480

 365,000

 1.20

 AA-/Aa2

 Westpac Banking Corp., Floating Rate Note, 12/9/13

 367,074

 $

 6,701,311

 Regional Banks - 2.1%

 250,000

 A-/A2

 American Express Bank FSB, 5.55%, 10/17/12

 $

 253,502

 400,000

 A-/A2

 American Express Centurion Bank, 5.55%, 10/17/12

 405,621

 553,000

 A-/A2

 BB&T Corp., 3.85%, 7/27/12

 554,166

 200,000

 BBB+/A3

 BB&T Corp., 4.75%, 10/1/12

 201,923

 400,000

 1.17

 A-/A2

 BB&T Corp., Floating Rate Note, 4/28/14

 402,183

 1,700,000

 BBB/Baa1

 Fifth Third Bancorp, 6.25%, 5/1/13

 1,770,603

 500,000

 BBB-/Baa1

 First Tennessee Bank NA, 4.625%, 5/15/13

 510,840

 150,000

 A-/A3

 KeyBank NA Cleveland Ohio, 5.5%, 9/17/12

 151,367

 100,000

 BBB+/Baa1

 KeyBank NA Cleveland Ohio, 5.7%, 8/15/12

 100,485

 655,000

 BBB+/Baa1

 KeyCorp, 6.5%, 5/14/13

 686,073

 100,000

 BBB-/Baa2

 North Fork Bancorporation, Inc., 5.875%, 8/15/12

 100,469

 120,000

 A-/A3

 PNC Funding Corp., 5.5%, 9/28/12

 121,399

 100,000

 0.67

 A-/A3

 PNC Funding Corp., Floating Rate Note, 1/31/14

 99,521

 350,000

 0.67

 A+/Aa3

 State Street Bank and Trust Co., Floating Rate Note, 12/8/15

 342,867

 450,000

 5.46

 BBB+/Baa1

 State Street Capital Trust III, Floating Rate Note, 1/29/49 (Perpetual)

 451,251

 125,000

 0.75

 A/Aa3

 US Bank NA Cincinnati Ohio, Floating Rate Note, 10/14/14

 124,440

 $

 6,276,710

 Total Banks

 $

 12,978,021

 Diversified Financials - 4.0%

 Diversified Finance Services - 1.1%

 400,000

 BBB+/Baa3

 Citigroup, Inc., 5.625%, 8/27/12

 $

 402,396

 250,000

 2.47

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 8/13/13

 251,737

 300,000

 1.32

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 1/7/14

 301,252

 200,000

 1.17

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/24/14

 200,001

 365,000

 1.37

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 5/22/13

 368,007

 500,000

 1.49

 NR/NR

 General Electric Capital Corp., Floating Rate Note, 7/2/15

 500,000

 100,000

 0.47

 AA+/Aaa

 General Electric Capital Corp., Floating Rate Note, 9/21/12

 100,066

 880,000

 1.47

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 9/23/13

 885,847

 250,000

 1.27

 A/A2

 JPMorgan Chase & Co., Floating Rate Note, 1/24/14

 250,648

 $

 3,259,954

 Consumer Finance - 1.8%

 100,000

 B+/B1

 Ally Financial, Inc., 6.875%, 8/28/12

 $

 100,625

 200,000

 B+/B1

 Ally Financial, Inc., 6.875%, 8/28/12

 201,000

 265,000

 A-/A2

 American Express Credit Corp., 5.875%, 5/2/13

 276,048

 100,000

 1.94

 A-/A2

 American Express Credit Corp., Floating Rate Note, 6/19/13

 101,155

 200,000

 0.72

 A+/A1

 American Honda Finance Corp., Floating Rate Note, 11/20/12 (144A)

 200,048

 300,000

 0.84

 A+/A1

 American Honda Finance Corp., Floating Rate Note, 11/7/12 (144A)

 300,581

 1,500,000

 0.84

 A+/A1

 American Honda Finance Corp., Floating Rate Note, 6/18/14 (144A)

 1,499,128

 300,000

 1.07

 A+/A1

 American Honda Finance Corp., Floating Rate Note, 8/5/13 (144A)

 300,005

 775,000

 BBB/Baa1

 Capital One Bank USA NA, 6.5%, 6/13/13

 812,245

 242,000

 1.62

 BBB/Baa1

 Capital One Financial Corp., Floating Rate Note, 7/15/14

 240,488

 500,000

 0.70

 A/NR

 John Deere Capital Corp., Floating Rate Note, 4/25/14

 500,450

 250,000

 0.72

 A+/A1

 PACCAR Financial Corp., Floating Rate Note, 6/5/14

 250,672

 500,000

 0.72

 AA-/Aa3

 Toyota Motor Credit Corp., Floating Rate Note, 4/23/13

 501,188

 $

 5,283,633

 Asset Management & Custody Banks - 0.1%

 100,000

 A+/Aa3

 The Bank of New York Mellon Corp., 4.5%, 4/1/13

 $

 103,055

 200,000

 0.74

 A+/Aa3

 The Bank of New York Mellon Corp., Floating Rate Note, 7/28/14

 200,218

 $

 303,273

 Investment Banking & Brokerage - 1.0%

 675,000

 A-/Baa2

 Merrill Lynch & Co, Inc., 6.05%, 8/15/12

 $

 678,712

 450,000

 A-/Baa2

 Merrill Lynch & Co, Inc., 6.15%, 4/25/13

 465,752

 250,000

 2.07

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 1/24/14

 242,992

 50,000

 1.45

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 4/29/13

 49,306

 100,000

 2.97

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 5/14/13

 99,863

 410,000

 A/Baa1

 TD Ameritrade Holding Corp., 2.95%, 12/1/12

 413,175

 400,000

 1.19

 A/A2

 The Bear Stearns Companies LLC, Floating Rate Note, 10/28/14

 393,856

 200,000

 2.22

 A/A2

 The Bear Stearns Companies LLC, Floating Rate Note, 8/10/12

 200,349

 100,000

 A-/A3

 The Goldman Sachs Group, Inc., 3.625%, 8/1/12

 100,183

 100,000

 A-/A3

 The Goldman Sachs Group, Inc., 5.45%, 11/1/12

 101,450

 200,000

 1.47

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 2/7/14

 197,610

 $

 2,943,248

 Total Diversified Financials

 $

 11,790,108

 Insurance - 6.1%

 Life & Health Insurance - 1.7%

 500,000

 A+/A1

 Allstate Life Global Funding Trusts, 5.375%, 4/30/13

 $

 520,206

 101,000

 A-/Baa2

 Lincoln National Corp., 5.65%, 8/27/12

 101,694

 135,000

 A-/A3

 MetLife, Inc., 5.375%, 12/15/12

 137,665

 600,000

 1.72

 A-/A3

 MetLife, Inc., Floating Rate Note, 8/6/13

 605,812

 1,000,000

 A-/Baa2

 Protective Life Corp., 4.3%, 6/1/13

 1,028,658

 350,000

 AA-/A2

 Protective Life Secured Trusts, 5.45%, 9/28/12

 353,941

 305,000

 A/Baa2

 Prudential Financial, Inc., 2.75%, 1/14/13

 308,009

 250,000

 A/Baa2

 Prudential Financial, Inc., 3.625%, 9/17/12

 251,444

 500,000

 0.72

 BBB+/Baa1

 Sun Life Financial Global Funding III LP, Floating Rate Note, 10/6/13 (144A)

 495,590

 400,000

 3.39

 BBB-/NR

 Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)

 400,800

 750,000

 4.72

 BBB+/NR

 Vitality Re, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 767,625

 $

 4,971,444

 Multi-line Insurance - 0.5%

 659,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.25%, 9/1/12 (144A)

 $

 664,853

 500,000

 AA-/Aa3

 Metropolitan Life Global Funding I, 2.5%, 1/11/13 (144A)

 504,678

 225,000

 1.22

 AA-/Aa3

 Metropolitan Life Global Funding I, Floating Rate Note, 1/10/14 (144A)

 225,162

 $

 1,394,693

 Reinsurance - 3.9%

 600,000

 6.41

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 $

 612,720

 500,000

 14.00

 B-/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 502,700

 300,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 300,840

 500,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 509,050

 250,000

 9.00

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 250,000

 500,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 500,850

 250,000

 0.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 259,625

 500,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 515,350

 250,000

 5.75

 BB+/NR

 East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)

 252,375

 600,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 590,220

 250,000

 3.75

 BB+/NR

 Golden State Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 252,400

 300,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 294,840

 250,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 252,575

 250,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 244,400

 250,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 247,475

 500,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 495,250

 250,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 248,450

 600,000

 9.97

 BB-/NR

 Loma Reinsurance, Ltd., Floating Rate Note, 12/21/12 (Cat Bond) (144A)

 599,040

 250,000

 5.40

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 12/24/12 (Cat Bond) (144A)

 248,950

 500,000

 0.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 505,700

 500,000

 10.22

 B/NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12 (Cat Bond) (144A)

 483,800

 250,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 250,275

 500,000

 8.41

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 508,350

 500,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 481,250

 250,000

 0.00

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 248,150

 500,000

 4.75

 B+/NR

 Queen Street III Capital, Ltd., Floating Rate Note, 7/28/14 (Cat Bond) (144A)

 498,650

 250,000

 6.25

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 249,875

 500,000

 0.00

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 497,550

 250,000

 0.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 253,675

 400,000

 0.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 401,960

 250,000

 9.70

 B/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 241,150

 $

 11,797,495

 Total Insurance

 $

 18,163,632

 Technology Hardware & Equipment - 0.2%

 Office Electronics - 0.2%

 550,000

 1.87

 BBB-/Baa2

 Xerox Corp., Floating Rate Note, 9/13/13

 $

 553,846

 Total Technology Hardware & Equipment

 $

 553,846

 Telecommunication Services - 0.5%

 Integrated Telecommunication Services - 0.5%

 721,000

 BBB/Baa2

 British Telecommunications Plc, 5.15%, 1/15/13

 $

 737,170

 600,000

 1.59

 BBB/Baa2

 British Telecommunications Plc, Floating Rate Note, 12/20/13

 603,442

 200,000

 0.80

 BBB/Baa2

 Telefonica Emisiones SAU, Floating Rate Note, 2/4/13

 196,001

 $

 1,536,613

 Total Telecommunication Services

 $

 1,536,613

 Utilities - 2.0%

 Electric Utilities - 1.1%

 1,341,000

 BBB+/Baa2

 Duke Energy Corp., 5.65%, 6/15/13

 $

 1,401,557

 530,000

 BBB+/Baa2

 Northeast Utilities, 5.65%, 6/1/13

 552,950

 300,000

 1.22

 BBB+/Baa2

 Northeast Utilities, Floating Rate Note, 9/20/13

 301,200

 250,000

 A-/A2

 NSTAR Electric Co., 4.875%, 10/15/12

 253,028

 385,000

 A-/A1

 Peco Energy Co., 4.75%, 10/1/12

 388,849

 300,000

 A/A2

 Public Service Co of Colorado, 4.875%, 3/1/13

 308,531

 125,000

 A/A2

 Public Service Co of Colorado, 7.875%, 10/1/12

 127,196

 $

 3,333,311

 Multi-Utilities - 0.9%

 500,000

 A-/A3

 Consolidated Edison Co of New York, Inc., 5.625%, 7/1/12

 $

 500,000

 500,000

 A-/Baa2

 Dominion Resources, Inc. Virginia, 5.0%, 3/15/13

 514,782

 780,000

 A-/Baa2

 Dominion Resources, Inc. Virginia, 5.7%, 9/17/12

 787,979

 175,000

 A-/Baa2

 Dominion Resources, Inc. Virginia, 6.25%, 6/30/12

 175,000

 490,000

 BBB+/Baa1

 MidAmerican Energy Holdings Co., 3.15%, 7/15/12

 490,357

 215,000

 1.23

 BBB+/Baa1

 Sempra Energy, Floating Rate Note, 3/15/14

 215,435

 $

 2,683,553

 Total Utilities

 $

 6,016,864

 TOTAL CORPORATE BONDS

 (Cost $56,583,709)

 $

 56,594,973

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%

 11,655

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 $

 12,249

 17,022

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/17

 18,276

 34,534

 3.25

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 1/1/48

 36,965

 31,026

 2.53

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/32

 33,140

 22,969

 2.28

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/23

 23,713

 33,932

 2.30

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 2/1/34

 34,494

 14,422

 2.47

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 4/1/15

 14,515

 27,538

 2.24

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 9/1/32

 28,714

 100,000

 0.29

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 10/15/13

 100,052

 500,000

 0.24

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 1/25/13

 500,294

 300,000

 0.29

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 2/25/13

 300,289

 1,250,000

 0.21

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 3/11/14

 1,249,419

 440,000

 0.27

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 3/13/13

 440,389

 670,000

 0.14

 AA+/NR

 Federal Home Loan Banks, Floating Rate Note, 4/12/13

 669,895

 300,000

 0.36

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 4/5/13

 300,302

 450,000

 0.27

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 5/2/13

 450,445

 200,000

 0.33

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 6/7/13

 200,210

 250,000

 0.22

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 7/2/12

 250,000

 1,895,000

 0.26

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 7/22/13

 1,896,844

 400,000

 0.22

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 7/24/12

 400,025

 485,000

 0.39

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 9/16/13

 485,862

 9,735

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/14

 10,276

 1,400,000

 0.34

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/10/13

 1,401,070

 1,865,000

 0.32

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/24/13

 1,866,302

 15,803

 2.35

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23

 16,730

 17,093

 2.86

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33

 18,248

 1,000,000

 0.39

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/18/13

 1,002,618

 9,367

 4.60

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35

 9,983

 2,000,000

 0.35

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 10/25/13

 2,004,120

 1,030,000

 0.29

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 11/23/12

 1,030,659

 1,000,000

 0.29

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 12/3/12

 1,000,679

 1,240,000

 0.26

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 3/14/13

 1,241,161

 1,320,000

 0.32

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 9/13/12

 1,320,525

 19,684

 1.62

 AAA/Aaa

 Government National Mortgage Association II, Floating Rate Note, 1/20/22

 20,411

 544,280

 AA+/Aaa

 U.S. Treasury Inflation Indexed Bonds, 0.625%, 4/15/13

 545,173

 250,000

 AA+/Aaa

 U.S. Treasury Notes, 0.5%, 11/30/12

 250,332

 250,000

 AA+/Aaa

 U.S. Treasury Notes, 0.625%, 12/31/12

 250,547

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $19,432,522)

 $

 19,434,926

 FOREIGN GOVERNMENT BONDS - 0.1%

 250,000

 A/A1

 The Korea Development Bank, 5.5%, 11/13/12

 $

 253,244

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $253,157)

 $

 253,244

 MUNICIPAL BONDS - 5.9%

 Municipal Development - 0.5%

 1,300,000

 0.15

 NR/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 $

 1,300,000

 300,000

 0.14

 AA/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 300,000

 $

 1,600,000

 Municipal Education - 0.3%

 765,000

 0.26

 A+/NR

 Illinois Finance Authority, Floating Rate Note, 9/1/41

 $

 765,000

 Municipal General - 0.3%

 600,000

 0.18

 NR/Aa2

 Colorado Educational & Cultural Facilities Authority, Floating Rate Note, 3/1/39

 $

 600,000

 200,000

 1.47

 A+/A1

 New Jersey Economic Development Authority, Floating Rate Note, 6/15/13

 200,772

 $

 800,772

 Higher Municipal Education - 0.3%

 500,000

 0.17

 AAA/Aa1

 District of Columbia, Floating Rate Note, 4/1/41

 $

 500,000

 500,000

 0.15

 AAA/Aa1

 Syracuse Industrial Development Agency, Floating Rate Note, 12/1/35

 500,000

 $

 1,000,000

 Municipal Medical - 4.1%

 3,500,000

 0.17

 NR/Aa3

 City of Minneapolis Minnesota, Floating Rate Note, 11/15/35

 $

 3,500,000

 3,800,000

 0.16

 AA/NR

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 3,800,000

 1,795,000

 0.13

 AAA/Aaa

 Loudoun County Industrial Development Authority, Floating Rate Note, 2/15/38

 1,795,000

 3,000,000

 0.16

 AA+/Aa2

 University of Michigan, Floating Rate Note, 12/1/37

 3,000,000

 $

 12,095,000

 Municipal Power - 0.4%

 1,000,000

 0.94

 NR/Aa3

 South Carolina State Public Service Authority, Floating Rate Note, 6/2/14

 $

 1,002,020

 250,000

 0.74

 NR/Aa3

 South Carolina State Public Service Authority, Floating Rate Note, 7/1/13

 250,458

 $

 1,252,478

 TOTAL MUNICIPAL BONDS

 (Cost $17,513,463)

 $

 17,513,250

 SENIOR FLOATING RATE LOAN INTERESTS - 6.0%

 Energy - 0.1%

 Integrated Oil & Gas - 0.0%

 73,946

 0.00

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 73,946

 Oil & Gas Refining & Marketing - 0.0%

 100,000

 0.00

 BBB-/Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18

 $

 100,167

 Oil & Gas Storage & Transportation - 0.1%

 224,438

 0.00

 BB-/Ba3

 Gibson Energy, Inc., Tranche B Term Loan, 6/30/18

 $

 224,718

 Total Energy

 $

 398,831

 Materials - 0.5%

 Commodity Chemicals - 0.2%

 74,813

 0.00

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-1 Dollar Term Loan, 2/15/19

 $

 75,000

 314,286

 0.00

 NR/Ba2

 Tronox, Inc., Closing Date Term Loan, 1/24/17

 309,866

 85,714

 0.00

 NR/Ba2

 Tronox, Inc., Delayed Draw Term Loan, 1/24/17

 84,348

 $

 469,214

 Specialty Chemicals - 0.2%

 124,040

 0.00

 BB/Baa3

 Ashland, Inc., Term B Loan, 5/31/18

 $

 124,393

 198,500

 0.00

 BB-/Ba2

 OM Group, Inc., Term B Dollar Loan, 7/5/17

 198,665

 124,375

 0.00

 BB-/Ba1

 PolyOne Corp., Term Loan, 9/30/17

 124,764

 $

 447,822

 Paper Packaging - 0.0%

 147,375

 0.00

 BB+/Ba1

 Sealed Air Corp., Term B Advance, 5/31/18

 $

 148,554

 Aluminum - 0.0%

 120,000

 0.00

 BB-/Ba2

 Noranda Aluminum Holding Corp., Term B Loan, 2/17/19

 $

 120,750

 Diversified Metals & Mining - 0.0%

 148,500

 0.00

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18

 $

 148,500

 Steel - 0.1%

 149,622

 0.00

 BB/B1

 JMC Steel Group, Term Loan, 2/15/17

 $

 149,805

 Paper Products - 0.0%

 49,500

 0.00

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 49,686

 Total Materials

 $

 1,534,331

 Capital Goods - 0.6%

 Aerospace & Defense - 0.2%

 174,125

 0.00

 BB+/Ba3

 DigitalGlobe, Inc., Term Loan, 9/21/18

 $

 172,339

 349,125

 0.00

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 3/27/19

 349,889

 $

 522,228

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 148,875

 0.00

 BB/Ba2

 Terex Corp., U.S. Term Loan, 4/28/17

 $

 149,805

 225,000

 0.00

 BB/Ba2

 The Manitowoc Co, Inc., Term B Loan, 10/11/17

 224,773

 $

 374,578

 Industrial Machinery - 0.1%

 250,000

 0.00

 NR/NR

 Schaeffler AG, Facility C2 Term Loan, 1/27/17

 $

 250,389

 90,010

 0.00

 BB-/Ba2

 Xerium Technologies, Inc., Initial U.S. Term Loan, 5/4/17

 87,423

 $

 337,812

 Trading Companies & Distributors - 0.2%

 500,000

 0.00

 BBB-/Ba2

 AWAS Aviation Capital, Ltd., 6/25/18

 $

 499,065

 Total Capital Goods

 $

 1,733,683

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.1%

 199,500

 0.00

 BB+/Ba1

 Covanta Holding Corp., Term Loan, 3/1/19

 $

 199,749

 196,759

 0.00

 B+/B1

 Waste Industries USA, Inc., Term B Loan, 2/23/17

 196,513

 $

 396,262

 Office Services & Supplies - 0.1%

 139,300

 0.00

 BB+/Ba1

 ACCO Brands Corp., Term B Loan, 1/4/19

 $

 139,300

 Human Resource & Employment Services - 0.1%

 224,438

 0.00

 BB-/Ba3

 On Assignment, Inc., Initial Term B Loan, 3/20/19

 $

 223,175

 Total Commercial Services & Supplies

 $

 758,737

 Transportation - 0.2%

 Railroads - 0.1%

 249,375

 0.00

 BB+/B1

 RailAmerica, Inc., Initial Loan, 2/15/19

 $

 249,375

 Trucking - 0.1%

 84,964

 0.00

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche B Term Loan, 6/13/18

 $

 85,368

 218,750

 0.00

 BB/B1

 Swift Transportation Co., Tranche B-1 Term Loan, 12/21/16

 218,930

 $

 304,298

 Total Transportation

 $

 553,673

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.1%

 81,368

 0.00

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 $

 81,368

 149,625

 0.00

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 145,635

 99,244

 0.00

 BB/Ba2

 Tomkins LLC, Term B-1 Loan, 9/21/16

 99,327

 $

 326,330

 Tires & Rubber - 0.1%

 250,000

 0.00

 BB/Ba1

 The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19

 $

 244,688

 Total Automobiles & Components

 $

 571,018

 Consumer Durables & Apparel - 0.3%

 Housewares & Specialties - 0.2%

 201,136

 0.00

 BB-/Ba3

 Prestige Brands, Inc., Term B Loan, 12/20/18

 $

 202,425

 279,300

 0.00

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 278,544

 $

 480,969

 Footwear - 0.1%

 475,000

 0.00

 NR/Ba2

 Wolverine World Wide, Inc., 5/1/19

 $

 476,472

 Total Consumer Durables & Apparel

 $

 957,441

 Consumer Services - 0.8%

 Casinos & Gaming - 0.2%

 98,536

 0.00

 BB+/Ba2

 Ameristar Casinos, Inc., B Term Loan, 3/29/18

 $

 98,659

 136,500

 0.00

 BB-/Ba3

 Boyd Gaming Corp., Increased Term Loan, 12/17/15

 137,231

 110,913

 0.00

 BBB-/Ba1

 Penn National Gaming, Inc., Term B Facility, 6/29/18

 111,028

 189,525

 0.00

 BB+/Ba1

 Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19

 189,259

 98,621

 0.00

 BBB-/Ba1

 Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15

 97,906

 $

 634,083

 Leisure Facilities - 0.1%

 150,000

 0.00

 BB+/B1

 Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18

 $

 149,182

 Restaurants - 0.3%

 166,758

 0.00

 BB-/Ba2

 DineEquity, Inc., Term B-1 Loan, 10/31/17

 $

 166,202

 159,600

 0.00

 NR/NR

 NPC International, Inc., Term Loan 2012, 12/28/18

 159,999

 475,000

 0.00

 NR/Ba3

 PF Chang's China Bistro, Inc., 5/15/19

 477,227

 90,985

 0.00

 BB-/NR

 Wendy's International, Inc., Delayed Term Loan, 5/15/19

 90,511

 114,015

 0.00

 BB-/NR

 Wendy's International, Inc., Term Loan, 4/3/19

 113,422

 $

 1,007,361

 Education Services - 0.1%

 299,250

 0.00

 BB-/Ba2

 Bright Horizons Family Solutions, Inc., Tranche C Term Loan, 5/1/17

 $

 299,998

 Specialized Consumer Services - 0.1%

 174,563

 0.00

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 174,453

 Total Consumer Services

 $

 2,265,077

 Media - 1.0%

 Broadcasting - 0.5%

 249,375

 0.00

 BB-/Ba2

 Cequel Communications Holdings I LLC and Cequel Capital Corp., Term Loan, 1/31/19

 $

 244,699

 138,233

 0.00

 BB-/Ba3

 Entercom Communications Corp., Term B Loan, 11/7/18

 138,867

 398,662

 0.00

 BB+/Ba1

 Sinclair Broadcast Group, Inc., New Tranche B Term Loan, 10/29/16

 397,832

 375,000

 0.00

 NR/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 371,719

 98,318

 0.00

 BB-/Ba3

 TWCC Holding Corp., Term Loan, 1/24/17

 98,379

 350,000

 0.00

 B+/Ba3

 Wolverine Healthcare Analytics, Inc., Tranche B Term  Loan, 5/25/19

 349,125

 $

 1,600,621

 Cable & Satellite - 0.2%

 374,063

 0.00

 BB+/Ba1

 Charter Communications Operating LLC, Term D Loan, 3/28/19

 $

 372,286

 150,000

 0.00

 NR/NR

 Kabel Deutschland Vertrieb und Service GmbH, Facility F, 2/1/19

 148,719

 $

 521,005

 Movies & Entertainment - 0.3%

 273,625

 0.00

 BB-/Ba2

 AMC Entertainment, Inc., Term B-3 Loan, 2/7/18

 $

 273,146

 500,000

 0.00

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 500,000

 $

 773,146

 Publishing - 0.0%

 144,552

 0.00

 B+/Ba3

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 142,442

 Total Media

 $

 3,037,214

 Retailing - 0.2%

 Apparel Retail - 0.2%

 400,000

 0.00

 NR/Ba2

 Ascena Retail Group, Inc., Tranche B Term Loan, 5/17/18

 $

 400,750

 179,550

 0.00

 BB/Ba3

 Lord & Taylor LLC, Term Loan, 12/2/18

 179,887

 $

 580,637

 Total Retailing

 $

 580,637

 Food, Beverage & Tobacco - 0.2%

 Packaged Foods & Meats - 0.2%

 500,000

 0.00

 B+/NR

 Acosta, Inc., 3/1/18

 $

 501,875

 74,625

 0.00

 BB/Ba2

 B&G Foods, Inc., Tranche B Term Loan, 10/28/18

 74,905

 $

 576,780

 Total Food, Beverage & Tobacco

 $

 576,780

 Health Care Equipment & Services - 0.4%

 Health Care Equipment - 0.0%

 74,625

 0.00

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term B-1 Loan, 1/12/18

 $

 75,297

 Health Care Supplies - 0.1%

 223,313

 0.00

 BB-/Ba3

 Immucor, Inc., Term B Loan, 7/2/18

 $

 225,127

 Health Care Services - 0.1%

 123,750

 0.00

 B+/B1

 inVentiv Health, Inc., Term B-3 Loan, 6/24/18

 $

 116,119

 Health Care Facilities - 0.1%

 147,221

 0.00

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 146,853

 74,625

 0.00

 BB-/Ba3

 Health Management Associates, Inc., Term B Loan, 11/1/18

 74,112

 99,000

 0.00

 BB/Ba2

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 96,360

 $

 317,325

 Health Care Technology - 0.1%

 274,313

 0.00

 BB-/Ba3

 Emdeon, Inc., Term B-1 Loan, 11/2/18

 $

 274,613

 90,477

 0.00

 BB-/Ba3

 MedAssets, Inc., Term Loan, 11/15/16

 90,703

 $

 365,316

 Total Health Care Equipment & Services

 $

 1,099,184

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.1%

 199,000

 0.00

 BB/B1

 Alkermes, Inc., Term Loan (First Lien), 6/9/17

 $

 200,492

 98,747

 0.00

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 96,031

 223,233

 0.00

 BB-/Ba3

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 221,582

 $

 518,105

 Pharmaceuticals - 0.2%

 33,321

 0.00

 BBB-/Ba1

 Endo Health Solutions, Inc., Term Loan B 2011, 4/14/18

 $

 33,338

 499,375

 0.00

 BBB-/Ba1

 Valeant Pharmaceuticals International, Inc., Tranche B Term Loan, 2/13/19

 491,510

 $

 524,848

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,042,953

 Diversified Financials - 0.3%

 Diversified Finance Services - 0.2%

 213,925

 0.00

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 $

 205,903

 247,103

 0.00

 BBB-/Baa2

 RPI Finance Trust, 6.75 Year Term Loan, 4/13/18

 245,352

 149,688

 0.00

 BBB-/Baa2

 RPI Finance Trust, New Term Loan, 11/9/18

 148,752

 98,939

 0.00

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 98,970

 $

 698,977

 Specialized Finance - 0.1%

 249,375

 0.00

 B+/Ba3

 Pinnacle Foods Finance LLC, Tranche E Term Loan, 9/16/18

 $

 248,284

 Total Diversified Financials

 $

 947,261

 Insurance - 0.0%

 Multi-line Insurance - 0.0%

 125,000

 0.00

 B+/Ba2

 AmWINS Group, Inc., 5/7/19

 $

 125,000

 Total Insurance

 $

 125,000

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.1%

 99,250

 0.00

 BB+/Ba2

 NeuStar, Inc., Term Advance Loan, 10/11/18

 $

 99,374

 99,500

 0.00

 BB/Ba3

 VeriFone Systems, Inc., Term B Loan, 11/14/18

 99,292

 $

 198,666

 Application Software - 0.0%

 93,517

 0.00

 BB-/Ba3

 Allen Systems Group, Inc., Term B Loan, 11/22/15

 $

 89,777

 Systems Software - 0.0%

 169,575

 0.00

 NR/Ba2

 Rovi Corp., Tranche B2 Term Loan, 3/30/19

 $

 168,723

 Total Software & Services

 $

 457,166

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.1%

 139,152

 0.00

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 134,630

 99,000

 0.00

 BB+/Ba2

 Sensata Technologies BV, Term Loan, 4/29/18

 98,474

 $

 233,104

 Semiconductors - 0.1%

 198,009

 0.00

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 195,782

 90,000

 0.00

 BBB-/Ba2

 Semtech Corp., B Term Loan, 2/21/17

 90,000

 $

 285,782

 Total Semiconductors & Semiconductor Equipment

 $

 518,886

 Telecommunication Services - 0.1%

 Wireless Telecommunication Services - 0.1%

 124,063

 0.00

 NR/NR

 Cellular South, Inc., Term Loan, 6/16/17

 $

 123,442

 124,375

 0.00

 B+/Ba3

 Crown Castle International Corp., Tranche B Term Loan, 1/10/19

 122,563

 $

 246,005

 Total Telecommunication Services

 $

 246,005

 Utilities - 0.2%

 Independent Power Producers & Energy Traders - 0.2%

 499,000

 0.00

 BB+/Baa3

 NRG Energy, Inc., Term Loan, 5/5/18

 $

 496,644

 98,750

 0.00

 BB+/Ba1

 The AES Corp., Initial Term Loan, 5/17/18

 98,891

 $

 595,535

 Total Utilities

 $

 595,535

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $17,901,501)

 $

 17,999,412

 TEMPORARY CASH INVESTMENTS - 12.0%

 Certificates of Deposits - 3.4%

 140,000

 0.77

 AA-/Aa1

 Bank of Nova Scotia Houston, Floating Rate Note, 10/18/12

 $

 140,102

 100,000

 0.79

 AA-/NR

 Bank of Nova Scotia Houston, Floating Rate Note, 2/15/13

 100,148

 300,000

 0.72

 AA-/Aa1

 Bank of Nova Scotia Houston, Floating Rate Note, 8/9/12

 300,015

 1,500,000

 A/NR

 Korea Development Bank/New York, 0.0%

 1,499,925

 250,000

 0.92

 AA-/Aa3

 Nordea Bank Finland Plc New York, Floating Rate Note, 3/8/13

 250,017

 300,000

 0.91

 AA-/NR

 Nordea Bank Finland Plc New York, Floating Rate Note, 4/5/13

 300,088

 1,000,000

 A-/A2

 NSTAR Electric Co., 0.0%

 999,992

 1,000,000

 A/A3

 Rockwell Automation, Inc., 0.0%

 999,994

 200,000

 0.55

 AA-/Aa3

 Royal Bank of Canada New York NY, Floating Rate Note, 9/10/12

 200,037

 250,000

 0.49

 AA-/Aaa

 Toronto-Dominion Bank New York, Floating Rate Note, 10/19/12

 250,000

 900,000

 BBB+/Baa2

 Tyco Electronics Group SA, 0.0%

 899,990

 4,000,000

 0.18

 NR/NR

 University of Texas System, Floating Rate Note

 4,000,000

 250,000

 1.22

 NR/NR

 Westpac Banking Corp. New York, Floating Rate Note, 7/10/13

 251,244

 $

 10,191,552

 Commercial Paper - 1.2%

 1,465,000

 A-/Baa2

 Citigroup Funding, Inc., 0.0%

 1,464,984

 2,200,000

 BB+/Baa3

 Ford Motor Credit Co LLC, 0.0%

 2,199,958

 $

 3,664,942

 Repurchase Agreements - 7.4%

 14,000,000

 NR/Aaa

 Deutschebank AG, 0.2%, dated 6/29/12, repurchase price of $14,000,000 plus accrued interest on 7/2/12 collateralized by the following:

 $427,944 U.S. Treasury Bond, 2.0-3.375%, 11/15/26-4/15/32

 $13,852,056 U.S. Treasury Strip, 0.0-2.625%, 8/5/12-2/15/42

 $

 14,000,000

 8,000,000

 NR/Aaa

 JPMorgan, Inc., 0.18%, dated 6/29/12, repurchase price of $8,000,000 plus accrued interest on 7/2/12 collateralized by $8,160,124 Federal

 National Mortgage Association (ARM), 1.755-5.97%, 3/1/34-1/1/42

 8,000,000

 $

 22,000,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $35,854,914)

 $

 35,856,494

 TOTAL INVESTMENT IN SECURITIES - 103.1%

 $

 307,469,627

 (Cost $306,892,447) (a)

 OTHER ASSETS & LIABILITIES - (3.1)%

 $

 (9,122,251)

 TOTAL NET ASSETS - 100.0%

 $

 298,347,376

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 29, 2012, the value of these securities amounted to $76,491,153 or 25.6% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At June 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $307,119,692 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

               975,105

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

             (625,170)

 Net unrealized gain

 $

               349,935

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

    Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
86,457,931

$
-

$
86,457,931

 Collateralized Mortgage Obligations

-

73,359,397

-

73,359,397

 Corporate Bonds

-

56,594,973

-

56,594,973

 U.S. Government Agency Obligations

-

19,434,926

-

19,434,926

 Foreign Government Bonds

-

253,244

-

253,244

 Municipal Bonds

-

17,513,250

-

17,513,250

 Senior Floating Rate Loan Interests

-

17,999,412

-

17,999,412

 Temporary Cash Investments

-

35,856,494

-

35,856,494

 Total

$
-

$
307,469,627

$
-

$
307,469,627

 Other Financial Instruments*

$
800

$
-

$
-

$
800

 * Other financial instruments include futures contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2012

* Print the name and title of each signing officer under his or her signature.